                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-10427
                                   ------------


                 RIVERSOURCE INTERNATIONAL MANAGERS SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


    50606 Ameriprise Financial Center, Minneapolis, MN                 55474
--------------------------------------------------------------------------------
         (Address of principal executive offices)                    (Zipe Code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
-------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (612) 330-9283
                                                    --------------

Date of fiscal year end:   10/31
                          --------

Date of reporting period:  07/31
                          --------

                             PORTFOLIO HOLDINGS
                                     FOR
                          RIVERSOURCE INTERNATIONAL
                           AGGRESSIVE GROWTH FUND
                              AT JULY 31, 2006

Investments in Securities

JULY 31, 2006 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (96.3%)(c)

ISSUER                                      SHARES                   VALUE(a)

AUSTRALIA (4.1%)
CAPITAL MARKETS (0.5%)
Macquarie Bank                              22,535                 $1,067,782
Perpetual                                   20,000                  1,070,088
                                                                   ----------
Total                                                               2,137,870
------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.2%)
ABC Learning Centres                       220,000                  1,056,758
------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.2%)
Australian Stock Exchange                   32,867                    823,870
------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.2%)
WorleyParsons                               58,677                    901,296
------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.2%)
Cochlear                                    21,564                    876,891
------------------------------------------------------------------------------

INSURANCE (0.2%)
QBE Insurance Group                         65,136                  1,100,310
------------------------------------------------------------------------------

IT SERVICES (0.2%)
Computershare                              136,578                    822,410
------------------------------------------------------------------------------

MEDIA (0.1%)
Seek                                       175,000                    630,117
------------------------------------------------------------------------------

METALS & MINING (1.7%)
BHP Billiton                               138,176                  2,939,639
Jubilee Mines                              108,000                    704,934
Rio Tinto                                   29,888                  1,702,635
Sino Gold                                  300,000(b)               1,126,167
Zinifex                                     71,896                    581,089
                                                                   ----------
Total                                                               7,054,464
------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITs) (0.2%)
Macquarie Goodman
   Group                                   202,296                    925,224
------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.4%)
Billabong Intl                             160,000                  1,771,222
------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                      SHARES                   VALUE(a)

AUSTRIA (0.6%)
BUILDING PRODUCTS (0.2%)
Wienerberger                                14,500                   $687,309
------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.2%)
BWT                                         20,502                    800,020
------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.2%)
Verbund Series A                            24,134                  1,167,395
------------------------------------------------------------------------------

BELGIUM (1.3%)
BEVERAGES (0.3%)
InBev                                       23,621                  1,240,033
------------------------------------------------------------------------------

COMMERCIAL BANKS (0.4%)
KBC Groep                                   13,347                  1,454,206
------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.3%)
Eurofins Scientific                         19,000(b)               1,258,333
------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.1%)
Option                                      26,559(b)                 643,874
------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.2%)
Fortis                                      30,804                  1,094,605
------------------------------------------------------------------------------

BRAZIL (0.9%)
COMMERCIAL SERVICES & SUPPLIES (--%)
American BankNote                           30,900                    198,897
------------------------------------------------------------------------------

INSURANCE (0.1%)
Porto Seguro                                36,000                    658,759
------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.3%)
Suzano Papel e Celulose                    232,000                  1,344,000
------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.5%)
Natura Cosmeticos                          140,000                  1,554,483
------------------------------------------------------------------------------

ROAD & RAIL (--%)
Localiza Rent A Car                          8,400                    175,145
------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                      SHARES                   VALUE(a)

CANADA (5.6%)
COMMERCIAL BANKS (0.4%)
Royal Bank of Canada                        38,200                 $1,554,270
------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.6%)
Ensign Energy Services                      42,100                    923,647
Precision Drilling Trust Unit               23,300                    805,501
ShawCor Cl A                                54,000                    930,310
                                                                   ----------
Total                                                               2,659,458
------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.4%)
Alimentation Couche-Tard                    40,900                    821,398
Van Houtte                                  47,000                    799,744
                                                                   ----------
Total                                                               1,621,142
------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (--%)
Four Seasons Hotels                          2,000                    110,020
------------------------------------------------------------------------------

INSURANCE (0.1%)
ING Canada                                  11,700                    561,265
------------------------------------------------------------------------------

MACHINERY (--%)
RailPower Technologies                      79,500(b)                 105,410
------------------------------------------------------------------------------

MEDIA (0.3%)
Alliance Atlantis
   Communications Series A                  51,000(b)               1,449,350
------------------------------------------------------------------------------

METALS & MINING (1.3%)
Falconbridge                                21,500                  1,183,422
Inmet Mining                                19,000                    722,178
IPSCO                                        9,000                    849,324
Ivanhoe Mines                               44,000(b)                 260,585
Kinross Gold                                43,000(b)                 494,882
Major Drilling Group Intl                   28,000(b)                 555,891
Northern Orion Resources                   106,000(b)                 523,769
Teck Cominco Cl B                           16,500                  1,092,416
                                                                   ----------
Total                                                               5,682,467
------------------------------------------------------------------------------


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1 RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND -- PORTFOLIO HOLDINGS AT JULY 31, 2006

ISSUER                                      SHARES                   VALUE(a)

CANADA (CONT.)
OIL, GAS & CONSUMABLE FUELS (1.8%)
Husky Energy                                15,400                 $1,046,269
Imperial Oil                                35,000                  1,265,358
Nexen                                       18,900                  1,105,967
Suncor Energy                               23,700                  1,911,628
Talisman Energy                            123,900                  2,106,071
UrAsia Energy                               82,000(b)                 216,724
                                                                   ----------
Total                                                               7,652,017
------------------------------------------------------------------------------

ROAD & RAIL (0.2%)
Canadian Natl Railway                       25,600                  1,030,743
------------------------------------------------------------------------------

SPECIALTY RETAIL (0.3%)
RONA                                        80,000(b)               1,431,981
------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.2%)
Gildan Activewear                           21,900(b)                 935,778
------------------------------------------------------------------------------

CHILE (0.4%)
CHEMICALS (0.2%)
Sociedad Quimica y Minera
   de Chile ADR                              8,600                    924,586
------------------------------------------------------------------------------

METALS & MINING (0.2%)
Antofagasta                                 97,575                    762,263
------------------------------------------------------------------------------

CHINA (0.2%)
COMMUNICATIONS EQUIPMENT
Foxconn Intl Holdings                      326,000(b)                 757,739
------------------------------------------------------------------------------

CZECHOSLOVAKIA FEDERATED REPUBLIC (0.3%)
COMMERCIAL BANKS
Komercni Banka                               8,500                  1,250,090
------------------------------------------------------------------------------

DENMARK (0.4%)
CHEMICALS (0.3%)
Novozymes Series B                          13,600                    903,376
------------------------------------------------------------------------------

INSURANCE (0.1%)
Topdanmark                                   4,650(b)                 650,389
------------------------------------------------------------------------------

FINLAND (1.0%)
COMMERCIAL SERVICES & SUPPLIES (0.3%)
Jaakko Poyry Group                         104,000                  1,134,447
------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.5%)
Nokia                                      128,200                  2,543,037
------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.2%)
Fortum                                      34,400                    932,389
------------------------------------------------------------------------------

FRANCE (8.1%)
AIR FREIGHT & LOGISTICS (0.2%)
Norbert Dentressangle                       15,000                  1,052,815
------------------------------------------------------------------------------

COMMERCIAL BANKS (0.4%)
Societe Generale                            11,110                  1,657,487
------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                      SHARES                   VALUE(a)

FRANCE (CONT.)
COMMERCIAL SERVICES & SUPPLIES (0.2%)
Bacou-Dalloz                                 8,800                 $1,054,897
------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.7%)
Ciments Francais                            12,667                  2,070,985
Imerys                                      12,600                    914,943
                                                                   ----------
Total                                                               2,985,928
------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.5%)
Carbone Lorraine                            25,000                  1,309,233
Legrand                                     40,000                  1,067,823
                                                                   ----------
Total                                                               2,377,056
------------------------------------------------------------------------------

FOOD PRODUCTS (0.4%)
Groupe Danone                               12,262                  1,621,044
------------------------------------------------------------------------------

GAS UTILITIES (0.4%)
Rubis                                       22,686                  1,629,947
------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.3%)
Pierre & Vacances                           11,000                  1,264,528
------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.2%)
Kaufman & Broad                             16,794                    938,695
------------------------------------------------------------------------------

INSURANCE (0.4%)
APRIL Group                                 37,800                  1,882,996
------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (0.4%)
Iliad                                       20,100                  1,584,070
------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.2%)
Trigano                                     20,000                    983,522
------------------------------------------------------------------------------

MACHINERY (0.2%)
Vallourec                                    4,845                  1,053,286
------------------------------------------------------------------------------

MEDIA (0.6%)
M6-Metropole Television                     29,100                    897,271
SR Teleperformance                          16,513                    630,020
Vivendi                                     39,142                  1,325,396
                                                                   ----------
Total                                                               2,852,687
------------------------------------------------------------------------------

OFFICE ELECTRONICS (0.3%)
Neopost                                     13,500                  1,470,013
------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (1.1%)
Total                                       65,248                  4,437,925
------------------------------------------------------------------------------

PHARMACEUTICALS (0.8%)
Sanofi-Aventis                              37,454                  3,561,690
------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.2%)
Unibail                                      4,998                    927,588
------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.2%)
FONCIA Groupe                               20,000                    917,357
------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.2%)
Soitec                                      33,863(b)                 903,128
------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.2%)
Bouygues                                    15,880                    792,883
------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                      SHARES                   VALUE(a)

GERMANY (5.9%)
AUTO COMPONENTS (0.3%)
Continental                                 13,085                 $1,337,078
------------------------------------------------------------------------------

AUTOMOBILES (0.2%)
BMW                                         18,434                    951,484
------------------------------------------------------------------------------

CAPITAL MARKETS (0.4%)
Deutsche Bank                               12,323                  1,420,551
Deutsche Beteiligungs                       15,000                    335,100
                                                                   ----------
Total                                                               1,755,651
------------------------------------------------------------------------------

CHEMICALS (0.2%)
K+S                                         12,827                    962,720
------------------------------------------------------------------------------

COMMERCIAL BANKS (0.4%)
DEPFA Bank                                  94,000                  1,583,674
------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.2%)
GFK                                         22,800                    800,868
------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.4%)
Wincor Nixdorf                              14,400                  1,899,642
------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.1%)
Bilfinger Berger                            10,000                    522,288
------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.6%)
Deutsche Boerse                             13,395                  1,901,715
Grenkeleasing                               12,900                    719,064
                                                                   ----------
Total                                                               2,620,779
------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.5%)
E.ON                                        16,906                  2,038,045
------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.4%)
Rhon-Klinikum                               47,000                  1,800,393
------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.1%)
Rational                                     3,000                    520,027
------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.3%)
Siemens                                     15,764                  1,270,743
------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.1%)
Takkt                                       43,000                    595,925
------------------------------------------------------------------------------

MACHINERY (0.4%)
MAN                                         14,876                  1,075,274
Vossloh                                     18,000                    878,042
                                                                   ----------
Total                                                               1,953,316
------------------------------------------------------------------------------

MEDIA (0.3%)
CTS Eventim                                 39,700                  1,191,151
------------------------------------------------------------------------------

METALS & MINING (0.2%)
Salzgitter                                  10,550                    832,518
------------------------------------------------------------------------------

PHARMACEUTICALS (0.2%)
Merck                                        7,702                    702,614
------------------------------------------------------------------------------

SOFTWARE (0.2%)
SAP                                          4,127                    755,236
------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.2%)
PUMA                                         2,421                    877,948
------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.2%)
Hypo Real Estate Holding                    16,784                    933,420
------------------------------------------------------------------------------


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2 RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND -- PORTFOLIO HOLDINGS AT JULY 31, 2006

ISSUER                                      SHARES                   VALUE(a)

GREECE (0.3%)
HOTELS, RESTAURANTS & LEISURE
Intralot-Integrated Lottery
   Systems & Services                       50,000                 $1,264,528
------------------------------------------------------------------------------

HONG KONG (1.4%)
COMMUNICATIONS EQUIPMENT (0.2%)
Vtech Holdings                             119,000                    665,459
------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.1%)
TPV Technology                             401,000                    397,393
------------------------------------------------------------------------------

DISTRIBUTORS (0.2%)
Li & Fung                                  420,000                    880,011
------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.4%)
Hong Kong Exchanges
   and Clearing                            280,000                  1,819,843
------------------------------------------------------------------------------

FOOD PRODUCTS (0.2%)
Global Bio-Chem
   Technology Group                      2,500,000                    839,779
------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.2%)
Techtronic Inds                            750,000                  1,009,666
------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.1%)
Kowloon Development                        355,000                    659,751
------------------------------------------------------------------------------

INDIA (0.3%)
THRIFTS & MORTGAGE FINANCE
Housing Development
   Finance                                  60,000                  1,517,350
------------------------------------------------------------------------------

INDONESIA (0.2%)
GAS UTILITIES
Perusahaan Gas Negara                      700,000                    911,197
------------------------------------------------------------------------------

IRELAND (3.3%)
BEVERAGES (0.5%)
C&C Group                                  228,594                  2,394,262
------------------------------------------------------------------------------

BUILDING PRODUCTS (0.2%)
Kingspan Group                              55,000                    912,567
------------------------------------------------------------------------------

COMMERCIAL BANKS (1.2%)
Anglo Irish Bank                           206,004                  2,986,515
Bank of Ireland                            100,000                  1,762,675
                                                                   ----------
Total                                                               4,749,190
------------------------------------------------------------------------------

FOOD PRODUCTS (0.6%)
IAWS Group                                 134,361                  2,488,481
------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.3%)
United Drug                                350,000                  1,533,400
------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.1%)
Paddy Power                                 35,000                    585,642
------------------------------------------------------------------------------

INSURANCE (0.1%)
FBD Holdings                                13,000                    609,400
------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.3%)
Grafton Group Unit                         110,000(b)               1,419,081
------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                      SHARES                   VALUE(a)

ITALY (3.3%)
AUTOMOBILES (0.2%)
Ducati Motor Holding                     1,262,000(b)                $959,112
------------------------------------------------------------------------------

BEVERAGES (0.2%)
Davide Campari-Milano                       82,758                    811,829
------------------------------------------------------------------------------

BUILDING PRODUCTS (0.2%)
GranitiFiandre                              62,000                    663,634
------------------------------------------------------------------------------

COMMERCIAL BANKS (0.4%)
UniCredito Italiano                        223,000                  1,716,149
------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.3%)
Banca Italease                              25,000                  1,191,083
------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.2%)
Terna                                      354,222                    977,288
------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.3%)
Amplifon                                   134,814                  1,230,355
------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.3%)
SABAF                                       40,000                  1,125,046
------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.3%)
Compagnie Industriali
   Riunite                                 470,000                  1,436,293
------------------------------------------------------------------------------

MULTI-UTILITIES (0.2%)
AEM                                        300,500                    769,577
------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.6%)
Eni                                        107,107                  3,284,756
------------------------------------------------------------------------------

PHARMACEUTICALS (0.1%)
Recordati                                   83,500                    614,864
------------------------------------------------------------------------------

JAPAN (19.3%)
AIR FREIGHT & LOGISTICS (0.2%)
Kintetsu World Express                      24,000                    505,583
Yusen Air & Sea Service                     24,200                    544,626
                                                                   ----------
Total                                                               1,050,209
------------------------------------------------------------------------------

AUTO COMPONENTS (0.9%)
DENSO                                       30,700                  1,052,433
Exedy                                       23,000                    676,117
FCC                                         36,000                    717,551
NGK Spark Plug                              28,000                    584,962
Nippon Seiki                                39,000                    775,646
                                                                   ----------
Total                                                               3,806,709
------------------------------------------------------------------------------

AUTOMOBILES (0.9%)
Toyota Motor                                65,600                  3,467,690
Yamaha Motor                                24,600                    640,536
                                                                   ----------
Total                                                               4,108,226
------------------------------------------------------------------------------

BEVERAGES (0.5%)
Ito En                                      61,300                  2,213,730
------------------------------------------------------------------------------

CAPITAL MARKETS (0.7%)
Nomura Holdings                             73,000                  1,295,838
RISA Partners                                  170                    691,033
SPARX Asset Management                       1,300                  1,270,063
                                                                   ----------
Total                                                               3,256,934
------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                      SHARES                   VALUE(a)

JAPAN (CONT.)
CHEMICALS (1.4%)
Japan Pure Chemical                             92                   $483,112
JSR                                         42,000                    989,184
Kansai Paint                               194,000                  1,480,722
Shin-Etsu Chemical                          29,700                  1,720,238
Sumitomo Chemical                          175,000                  1,383,025
                                                                   ----------
Total                                                               6,056,281
------------------------------------------------------------------------------

COMMERCIAL BANKS (3.0%)
Bank of Fukuoka                             90,000                    670,447
Chiba Bank                                 201,000                  1,967,219
Hiroshima Bank                             139,800                    868,262
Mitsubishi UFJ Financial Group                 264                  3,730,636
Mizuho Financial Group                         230                  1,932,048
Resona Holdings                                182                    569,941
Sumitomo Mitsui Financial Group b              143                  1,521,807
Sumitomo Trust & Banking                    85,000                    902,346
Suruga Bank                                 54,000                    746,598
                                                                   ----------
Total                                                              12,909,304
------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.6%)
Asahi Pretec                                20,800                    751,151
Park24                                      42,700                  1,195,630
SATO                                        39,000                    855,591
                                                                   ----------
Total                                                               2,802,372
------------------------------------------------------------------------------

CONSUMER FINANCE (0.3%)
ORIX                                         5,360                  1,404,990
------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.2%)
Sumisho Lease                               13,500                    705,382
------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.5%)
Sumitomo Electric Inds                      50,600                    663,397
Ushio                                       63,000                  1,343,641
                                                                   ----------
Total                                                               2,007,038
------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.9%)
Hoya                                        38,900                  1,360,685
Ibiden                                      21,100                  1,019,662
TDK                                         11,000                    859,735
TOYO                                        44,600                    593,292
                                                                   ----------
Total                                                               3,833,374
------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.4%)
AEON                                        53,900                  1,257,698
Ain Pharmaciez                              30,300                    483,679
                                                                   ----------
Total                                                               1,741,377
------------------------------------------------------------------------------

FOOD PRODUCTS (0.5%)
Katokichi                                   80,400                    768,653
Morinaga Milk Industry                     203,000                    764,969
T. Hasegawa                                 50,000                    711,357
                                                                   ----------
Total                                                               2,244,979
------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.5%)
Hogy Medical                                21,700                    986,192
Nagaileben                                  23,000                    489,532
Olympus                                     27,000                    777,216
                                                                   ----------
Total                                                               2,252,940
------------------------------------------------------------------------------


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3 RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND -- PORTFOLIO HOLDINGS AT JULY 31, 2006

ISSUER                                      SHARES                   VALUE(a)

JAPAN (CONT.)
HOUSEHOLD DURABLES (0.9%)
Casio Computer                              51,200                 $1,011,584
Daito Trust Construction                    42,800                  2,325,926
Hitachi Koki                                33,000                    500,584
                                                                   ----------
Total                                                               3,838,094
------------------------------------------------------------------------------

INSURANCE (0.1%)
Advance Create                                 196                    382,973
------------------------------------------------------------------------------

IT SERVICES (0.5%)
CSK Holdings                                16,900                    694,339
Nomura Research Institute                    5,800                    777,111
NTT Data                                       194                    881,665
                                                                   ----------
Total                                                               2,353,115
------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.4%)
Sega Sammy Holdings                         27,500                    911,549
Shimano                                     29,000                    872,732
                                                                   ----------
Total                                                               1,784,281
------------------------------------------------------------------------------

MACHINERY (0.6%)
Hitachi Construction Machinery              26,300                    618,270
Komatsu                                     73,000                  1,467,769
NSK                                         79,000                    605,731
                                                                   ----------
Total                                                               2,691,770
------------------------------------------------------------------------------

MEDIA (0.5%)
Jupiter Telecommunications                   3,100(b)               2,136,253
------------------------------------------------------------------------------

METALS & MINING (0.4%)
Sumitomo Metal Inds                        200,000                    799,023
Sumitomo Metal Mining                       77,000                  1,086,087
                                                                   ----------
Total                                                               1,885,110
------------------------------------------------------------------------------

OFFICE ELECTRONICS (0.6%)
Canon                                       58,300                  2,802,103
------------------------------------------------------------------------------

PHARMACEUTICALS (0.9%)
Rohto Pharmaceutical                        86,000                    809,438
Takeda Pharmaceutical                       37,800                  2,439,986
Tsumura & Co                                29,000                    753,838
                                                                   ----------
Total                                                               4,003,262
------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (1.2%)
AEON Mall                                   25,000                  1,099,093
ARDEPRO                                      2,395                    617,761
Creed                                          133                    408,374
Kenedix                                        451                  1,829,336
KK DaVinci Advisors                            537(b)                 447,344
LAND                                           114                    178,001
Shoei                                       23,610                    681,691
                                                                   ----------
Total                                                               5,261,600
------------------------------------------------------------------------------

ROAD & RAIL (0.3%)
Central Japan Railway                          121                  1,340,457
------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.3%)
Shinko Electric Inds                        22,900                    681,167
Tokyo Electron                              12,600                    801,239
                                                                   ----------
Total                                                               1,482,406
------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                      SHARES                   VALUE(a)

JAPAN (CONT.)
SPECIALTY RETAIL (0.5%)
Fast Retailing                              12,000                   $976,622
USS                                         18,800                  1,249,616
                                                                   ----------
Total                                                               2,226,238
------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.3%)
ITOCHU                                     134,000                  1,207,449
------------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (0.1%)
Kamigumi                                    55,000                    402,041
------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.2%)
KDDI                                           150                    973,483
------------------------------------------------------------------------------

LUXEMBOURG (0.5%)
ENERGY EQUIPMENT & SERVICES (0.2%)
Tenaris ADR                                 19,000                    739,480
------------------------------------------------------------------------------

MEDIA (0.3%)
SES Global FDR                             116,600                  1,578,693
------------------------------------------------------------------------------

MEXICO (0.6%)
HOUSEHOLD DURABLES (0.4%)
Consorcio ARA                              240,000                  1,091,656
Urbi Desarrollos Urbanos                   300,000(b)                 778,776
                                                                   ----------
Total                                                               1,870,432
------------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (0.2%)
Grupo Aeroportuario del Pacifico ADR         3,000                     89,790
Grupo Aeroportuario del Sureste ADR         20,500                    694,130
                                                                   ----------
Total                                                                 783,920
------------------------------------------------------------------------------

NETHERLANDS (6.6%)
AIR FREIGHT & LOGISTICS (0.3%)
TNT                                         33,879                  1,210,798
------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.6%)
USG People                                  37,000                  2,592,218
------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.5%)
Imtech                                      26,300                  1,298,706
Koninklijke BAM Groep                       45,190                    920,653
                                                                   ----------
Total                                                               2,219,359
------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.4%)
ING Groep                                   45,569                  1,849,765
------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.9%)
Fugro                                       89,017                  3,819,233
------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.2%)
Sligro Food Group                           18,657                  1,060,462
------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.4%)
OPG Groep                                   19,000                  1,769,189
------------------------------------------------------------------------------

MACHINERY (0.5%)
Aalberts Inds                               32,144                  2,321,805
------------------------------------------------------------------------------

METALS & MINING (0.2%)
Mittal Steel                                22,500                    764,464
------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                      SHARES                   VALUE(a)

NETHERLANDS (CONT.)
OIL, GAS & CONSUMABLE FUELS (1.4%)
Royal Dutch Shell Series A                 116,644                 $4,115,522
Royal Dutch Shell Series B                  71,106                  2,617,721
                                                                   ----------
Total                                                               6,733,243
------------------------------------------------------------------------------

SOFTWARE (0.2%)
Unit 4 Agresso                              36,000(b)                 707,216
------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.3%)
Ten Cate                                    49,349                  1,393,041
------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.4%)
Hagemeyer                                  160,000(b)                 774,555
Univar                                      17,342                    829,997
                                                                   ----------
Total                                                               1,604,552
------------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (0.3%)
Smit Intl                                   17,800                  1,234,562
------------------------------------------------------------------------------

NEW ZEALAND (0.4%)
HOTELS, RESTAURANTS & LEISURE (0.3%)
Sky City Entertainment
   Group                                   310,000                  1,020,130
------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.1%)
Fisher & Paykel Healthcare                 215,000                    572,114
------------------------------------------------------------------------------

NORWAY (1.1%)
DIVERSIFIED TELECOMMUNICATION SERVICES (0.2%)
Telenor                                     59,160                    754,764
------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.2%)
Aker Kvaerner                                8,252                    831,503
------------------------------------------------------------------------------

FOOD PRODUCTS (0.3%)
Cermaq                                      48,000                    670,892
Pan Fish                                   629,000(b)                 696,163
                                                                   ----------
Total                                                               1,367,055
------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.2%)
Orkla                                       18,440                    836,138
------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.2%)
Norsk Hydro                                 30,419                    865,159
------------------------------------------------------------------------------

RUSSIA (0.5%)
IT SERVICES (0.2%)
RBC Information
   Systems ADR                              31,050(b)               1,018,440
------------------------------------------------------------------------------

METALS & MINING (0.3%)
Mechel ADR                                  21,000                    468,300
Novolipetsk Steel GDR                       37,500                    822,375
                                                                   ----------
Total                                                               1,290,675
------------------------------------------------------------------------------


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
4 RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND -- PORTFOLIO HOLDINGS AT JULY 31, 2006

ISSUER                                      SHARES                   VALUE(a)

SINGAPORE (0.6%)
DIVERSIFIED TELECOMMUNICATION SERVICES (0.1%)
SingTel                                    531,000                   $871,485
------------------------------------------------------------------------------

MACHINERY (0.2%)
MMI Holdings                             1,590,000                    715,354
------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.2%)
CapitaLand                                 277,000                    719,663
------------------------------------------------------------------------------

ROAD & RAIL (0.1%)
ComfortDelGro                              375,000                    370,699
------------------------------------------------------------------------------

SOUTH AFRICA (1.1%)
METALS & MINING (0.9%)
Anglo American                              30,795                  1,285,548
Impala Platinum Holdings                     9,500                  1,757,733
Randgold Resources ADR                      35,000(b)                 778,050
                                                                   ----------
Total                                                               3,821,331
------------------------------------------------------------------------------

SPECIALTY RETAIL (0.2%)
Edgars Consolidated Stores                 250,000                    994,507
------------------------------------------------------------------------------

SOUTH KOREA (1.6%)
AUTO COMPONENTS (0.3%)
Hyundai Mobis                               14,000                  1,163,735
------------------------------------------------------------------------------

COMMERCIAL BANKS (0.4%)
Daegu Bank                                  37,510                    677,395
Kookmin Bank                                12,269                  1,071,225
                                                                   ----------
Total                                                               1,748,620
------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.2%)
Daewoo Engineering
   & Construction                           58,440                    997,249
------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (0.2%)
NHN                                          8,316                    924,580
------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.5%)
Samsung Electronics                          3,305                  2,103,684
------------------------------------------------------------------------------

SPAIN (2.6%)
COMMERCIAL BANKS (1.2%)
Banco Bilbao Vizcaya Argentaria            123,200                  2,618,528
Banco Santander Central Hispano            116,362                  1,762,743
Bankinter                                    6,300                    418,041
                                                                   ----------
Total                                                               4,799,312
------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.3%)
ACS Actividades de
   Construccion y Servicios                 31,631                  1,384,587
------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.3%)
Telefonica                                  86,027                  1,454,842
------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.3%)
Red Electrica de Espana                     33,800                  1,253,737
------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.2%)
Inmobiliaria Urbis                          33,317                  1,092,408
------------------------------------------------------------------------------

SPECIALTY RETAIL (0.3%)
Inditex                                     32,362                  1,405,838
------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                      SHARES                   VALUE(a)

SWEDEN (2.4%)
COMMERCIAL BANKS (0.3%)
Nordea Bank                                101,000                 $1,265,286
------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.1%)
Sweco Series B                              19,200                    549,021
------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.3%)
TELE2 Series B                             139,000                  1,360,267
------------------------------------------------------------------------------

MACHINERY (1.0%)
Atlas Copco Series A                        27,000                    672,742
Hexagon Series B                            82,549                  2,761,526
Sandvik                                     81,800                    851,598
                                                                   ----------
Total                                                               4,285,866
------------------------------------------------------------------------------

MEDIA (0.2%)
Modern Times Group
   Series B                                 18,000(b)                 893,241
------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.2%)
Oriflame Cosmetics SDR                      25,000                    851,945
------------------------------------------------------------------------------

SPECIALTY RETAIL (0.3%)
Nobia                                       44,000                  1,478,047
------------------------------------------------------------------------------

SWITZERLAND (5.7%)
BIOTECHNOLOGY (0.2%)
Actelion                                     7,187(b)                 905,748
------------------------------------------------------------------------------

BUILDING PRODUCTS (0.4%)
Geberit                                      1,550                  1,732,998
------------------------------------------------------------------------------

CAPITAL MARKETS (0.6%)
UBS                                         47,782                  2,599,338
------------------------------------------------------------------------------

CHEMICALS (0.5%)
Givaudan                                     1,200                    990,656
Sika                                         1,175(b)               1,352,868
                                                                   ----------
Total                                                               2,343,524
------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.1%)
Logitech Intl                               20,000(b)                 406,273
------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.3%)
ABB                                         91,069                  1,176,564
------------------------------------------------------------------------------

FOOD PRODUCTS (0.7%)
Nestle                                       9,677                  3,170,757
------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.8%)
Nobel Biocare Holding                        3,798                    899,583
Phonak Holding                              17,973                  1,134,722
Synthes                                     14,500                  1,673,031
                                                                   ----------
Total                                                               3,707,336
------------------------------------------------------------------------------

MACHINERY (0.3%)
Burckhardt Compression Holding               4,600(b)                 384,984
Schindler Holding                           15,000                    804,420
                                                                   ----------
Total                                                               1,189,404
------------------------------------------------------------------------------

MARINE (0.4%)
Kuehne & Nagel Intl                         26,250                  1,749,005
------------------------------------------------------------------------------

PHARMACEUTICALS (1.4%)
Novartis                                    49,855                  2,831,612
Roche Holding                               18,715                  3,330,287
                                                                   ----------
Total                                                               6,161,899
------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                      SHARES                   VALUE(a)

TAIWAN (1.0%)
COMPUTERS & PERIPHERALS (0.2%)
Advantech                                  400,000                 $1,222,942
------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.2%)
Phoenixtec Power                           900,000                    906,659
------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
Wah Lee Industrial                         416,000                    801,272
------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.2%)
Novatek Microelectronics                   166,482                    819,482
------------------------------------------------------------------------------

SOFTWARE (0.2%)
Springsoft                                 490,716                    731,393
------------------------------------------------------------------------------

UNITED KINGDOM (13.6%)
AEROSPACE & DEFENSE (0.3%)
Chemring Group                              48,568                  1,175,671
------------------------------------------------------------------------------

CAPITAL MARKETS (0.3%)
Man Group                                   28,855                  1,322,593
------------------------------------------------------------------------------

COMMERCIAL BANKS (0.7%)
Barclays                                   101,663                  1,192,486
HSBC Holdings                               97,149                  1,761,927
                                                                   ----------
Total                                                               2,954,413
------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.8%)
De La Rue                                   76,914                    773,609
Michael Page Intl                          174,984                  1,077,739
RPS Group                                  360,000                  1,499,470
                                                                   ----------
Total                                                               3,350,818
------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.2%)
CSR                                         35,866(b)                 760,343
------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.2%)
Keller Group                                65,000                    764,864
------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.3%)
British Energy Group                        70,285(b)                 963,584
Viridian Group                              30,000                    576,870
                                                                   ----------
Total                                                               1,540,454
------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
Wolfson Microelectronics                   104,706(b)                 883,976
------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.3%)
Expro Intl Group                           128,928                  1,524,339
------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.2%)
Punch Taverns                               54,417                    894,433
------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.2%)
Persimmon                                   45,645                  1,091,274
------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.4%)
Reckitt Benckiser                           41,209                  1,653,320
------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
Intl Power                                 183,322                  1,008,394
------------------------------------------------------------------------------

INSURANCE (0.2%)
Hiscox                                     205,421                    836,434
------------------------------------------------------------------------------

MACHINERY (0.2%)
Charter                                     65,362(b)                 953,470
------------------------------------------------------------------------------


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
5 RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND -- PORTFOLIO HOLDINGS AT JULY 31, 2006

ISSUER                                      SHARES                   VALUE(a)

UNITED KINGDOM (CONT.)
MEDIA (0.6%)
Bloomsbury Publishing                        4,950                    $29,840
Taylor Nelson Sofres                       150,000                    500,104
UTV                                        120,000                    782,235
WPP Group                                  119,096                  1,409,205
                                                                   ----------
Total                                                               2,721,384
------------------------------------------------------------------------------

METALS & MINING (0.7%)
BHP Billiton                                79,402                  1,503,834
Rio Tinto                                   14,963                    772,760
Vedanta Resources                           26,186                    645,615
                                                                   ----------
Total                                                               2,922,209
------------------------------------------------------------------------------

MULTILINE RETAIL (0.4%)
Marks & Spencer Group                      142,309                  1,585,526
------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (2.6%)
BG Group                                   131,129                  1,763,445
BP                                         367,985                  4,433,231
Dana Petroleum                              35,831(b)                 770,978
Tullow Oil                                 517,794                  3,812,934
Venture Production                          53,234(b)                 767,604
                                                                   ----------
Total                                                              11,548,192
------------------------------------------------------------------------------

PHARMACEUTICALS (2.1%)
AstraZeneca                                 59,857                  3,654,773
GlaxoSmithKline                            210,307                  5,817,539
                                                                   ----------
Total                                                               9,472,312
------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.2%)
Workspace Group                            100,000                    703,694
------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                      SHARES                   VALUE(a)

UNITED KINGDOM (CONT.)
ROAD & RAIL (0.2%)
Northgate                                   57,100                 $1,050,517
------------------------------------------------------------------------------

SOFTWARE (0.2%)
Sage Group                                 179,742                    780,555
------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.9%)
Kensington Group                            30,000                    495,901
Northern Rock                               90,000                  1,874,337
Paragon Group of Companies                 150,000                  1,727,249
                                                                   ----------
Total                                                               4,097,487
------------------------------------------------------------------------------

TOBACCO (0.8%)
British American Tobacco                    68,811                  1,854,619
Imperial Tobacco Group                      51,858                  1,695,057
                                                                   ----------
Total                                                               3,549,676
------------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (0.2%)
BBA Group                                  200,000                    942,306
------------------------------------------------------------------------------

UNITED STATES (1.1%)
DIVERSIFIED FINANCIAL SERVICES (0.7%)
iShares MSCI EAFE
   Index Fund                               50,000                  3,291,500
------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.2%)
Atwood Oceanics                             23,000(b)               1,079,390
------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.2%)
Central European Distribution               28,500(b)                 686,850
------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $371,901,987)                                             $425,570,938
------------------------------------------------------------------------------

PREFERRED STOCKS & OTHER (0.8%)(c)

ISSUER                                      SHARES                   VALUE(a)

BRAZIL (--%)
Suzano Papel E Celulose
   Rights                                      177(b)                     $56
------------------------------------------------------------------------------

GERMANY (0.8%)
Hugo Boss                                   22,500                    932,589
Porsche                                      2,473                  2,422,773
                                                                   ----------
Total                                                               3,355,362
------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS & OTHER
(Cost: $2,537,454)                                                 $3,355,418
------------------------------------------------------------------------------

SHORT-TERM SECURITIES (2.1%)

ISSUER                  EFFECTIVE          AMOUNT                    VALUE(a)
                          YIELD          PAYABLE AT
                                          MATURITY

COMMERCIAL PAPER
Chesham Finance LLC
     08-01-06             5.30%         $6,800,000                 $6,798,999
Ebury Finance LLC
     08-01-06             5.32           2,600,000                  2,599,616
------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $9,400,000)                                                 $9,398,615
------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $383,839,441)(d)                                          $438,324,971
==============================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated April 30, 2006.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d) At July 31, 2006, the cost of securities for federal income tax purposes was approximately $383,839,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                   $ 67,910,000
     Unrealized depreciation                                    (13,424,000)
     ----------------------------------------------------------------------
     Net unrealized appreciation                               $ 54,486,000
     ----------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling
      1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------
6 RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND -- PORTFOLIO HOLDINGS AT JULY 31, 2006


                                                          S-6243-80 F (9/06)

                             PORTFOLIO HOLDINGS
                                     FOR
                    RIVERSOURCE INTERNATIONAL EQUITY FUND
                              AT JULY 31, 2006

INVESTMENTS IN SECURITIES

JULY 31, 2006 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (98.3%)(c)

ISSUER                                       SHARES                   VALUE(a)

AUSTRALIA (2.2%)

AIRLINES (0.1%)
Qantas Airways                                84,940                  $198,471
------------------------------------------------------------------------------

BEVERAGES (0.3%)
Coca-Cola Amatil                              90,580                   475,344
------------------------------------------------------------------------------

BIOTECHNOLOGY (0.6%)
CSL                                           23,588                   953,233
------------------------------------------------------------------------------

COMMERCIAL BANKS (0.4%)
Natl Australia Bank                           26,362                   725,034
------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.4%)
Amcor                                        132,786                   688,694
------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.3%)
Tabcorp Holdings                              48,880                   574,811
------------------------------------------------------------------------------

INSURANCE (0.1%)
Insurance Australia Group                     60,780                   242,130
------------------------------------------------------------------------------

AUSTRIA (0.5%)

COMMERCIAL BANKS
Erste Bank der Oesterreichischen
  Sparkassen                                  15,438                   890,509
------------------------------------------------------------------------------

BELGIUM (0.5%)

DIVERSIFIED FINANCIAL SERVICES
Fortis                                        25,230                   897,502
------------------------------------------------------------------------------

BRAZIL (1.3%)

COMMERCIAL BANKS (0.7%)
UNIBANCO - Uniao de
  Bancos Brasileiros ADR                      18,922                 1,312,619
------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.3%)
Gafisa                                        50,593(b)                512,908
------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.3%)
Petroleo Brasileiro ADR                        6,160                   565,981
------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)

ISSUER                                       SHARES                   VALUE(a)

CANADA (1.8%)

FOOD & STAPLES RETAILING (1.1%)
Shoppers Drug Mart                            50,510                $1,964,501
------------------------------------------------------------------------------

ROAD & RAIL (0.7%)
Canadian Natl Railway                         30,536                 1,233,349
------------------------------------------------------------------------------

CHINA (0.6%)

OIL, GAS & CONSUMABLE FUELS
CNOOC ADR                                     12,997                 1,115,922
------------------------------------------------------------------------------

FINLAND (0.6%)

COMMUNICATIONS EQUIPMENT (0.1%)
Nokia                                          3,900                    77,362
Nokia ADR                                      9,340                   185,399
                                                                   -----------
Total                                                                  262,761
------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.5%)
M-real Series B                               68,070                   307,788
UPM - Kymmene                                 23,684                   525,168
                                                                   -----------
Total                                                                  832,956
------------------------------------------------------------------------------

FRANCE (10.1%)

AUTO COMPONENTS (0.5%)
Valeo                                         24,017                   877,667
------------------------------------------------------------------------------

AUTOMOBILES (0.4%)
Peugeot                                       12,240                   642,408
------------------------------------------------------------------------------

COMMERCIAL BANKS (0.9%)
BNP Paribas                                    8,190                   797,135
Credit Agricole                               21,900                   880,307
                                                                   -----------
Total                                                                1,677,442
------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.1%)
Lafarge                                        1,510                   182,650
------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.8%)
France Telecom                                71,630                 1,500,486
------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.4%)
Carrefour                                     10,300                   642,154
------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                       SHARES                   VALUE(a)

FRANCE (CONT.)

HOUSEHOLD DURABLES (0.3%)
Thomson                                       35,590                  $597,788
------------------------------------------------------------------------------

MACHINERY (1.2%)
Vallourec                                      9,680                 2,104,399
------------------------------------------------------------------------------

MEDIA (0.8%)
JC Decaux                                     34,759                   895,501
Lagardere                                      6,490                   455,104
                                                                   -----------
Total                                                                1,350,605
------------------------------------------------------------------------------

MULTI-UTILITIES (1.8%)
Veolia Environnement                          56,215                 3,053,083
------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (1.0%)
Total                                         27,272                 1,854,940
------------------------------------------------------------------------------

PHARMACEUTICALS (0.6%)
Sanofi-Aventis                                11,220                 1,066,966
------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (1.3%)
LVMH Moet Hennessy
  Louis Vuitton                               22,803                 2,290,783
------------------------------------------------------------------------------

GERMANY (7.7%)

AIR FREIGHT & LOGISTICS (0.9%)
Deutsche Post                                 62,470                 1,546,388
------------------------------------------------------------------------------

AUTO COMPONENTS (2.1%)
Continental                                   35,415                 3,618,848
------------------------------------------------------------------------------

AUTOMOBILES (0.1%)
Volkswagen                                     2,560                   192,106
------------------------------------------------------------------------------

CAPITAL MARKETS (0.4%)
Deutsche Bank                                  6,750                   778,116
------------------------------------------------------------------------------

DISTRIBUTORS (0.1%)
Medion                                         7,600                    93,192
------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.4%)
Deutsche Telekom                              48,110                   743,556
------------------------------------------------------------------------------

See accompanying notes to investments in securities.

------------------------------------------------------------------------------
1 RIVERSOURCE INTERNATIONAL EQUITY FUND -- PORTFOLIO HOLDINGS AT JULY 31, 2006

ISSUER                                       SHARES                   VALUE(a)

GERMANY (CONT.)

ELECTRIC UTILITIES (0.3%)
E.ON                                           4,330                  $521,989
------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.4%)
Metro                                         11,750                   670,120
------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.7%)
Siemens                                       16,140                 1,301,052
------------------------------------------------------------------------------

INSURANCE (0.8%)
Allianz                                        3,690                   579,634
Hannover Rueckversicherung                    23,190(b)                818,417
                                                                   -----------
Total                                                                1,398,051
------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.4%)
Infineon Technologies                         69,980(b)                747,263
------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.1%)
Hypo Real Estate Holding                      35,679                 1,984,240
------------------------------------------------------------------------------

GREECE (0.3%)

ELECTRIC UTILITIES
Public Power                                  18,660                   445,227
------------------------------------------------------------------------------

HONG KONG (2.1%)

COMMERCIAL BANKS (0.3%)
Bank of East Asia                             10,395                    42,945
BOC Hong Kong Holdings                       224,500                   456,518
                                                                   -----------
Total                                                                  499,463
------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.8%)
Shangri-La Asia                              658,000                 1,353,278
------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.1%)
Citic Pacific                                 62,100                   181,427
------------------------------------------------------------------------------

SPECIALTY RETAIL (0.9%)
Esprit Holdings                              219,000                 1,665,775
------------------------------------------------------------------------------

INDIA (0.5%)

COMMERCIAL BANKS
ICICI Bank ADR                                32,834                   857,624
------------------------------------------------------------------------------

IRELAND (0.7%)

COMMERCIAL BANKS
Bank of Ireland                               70,410                 1,250,992
------------------------------------------------------------------------------

ITALY (2.3%)

COMMERCIAL BANKS (0.6%)
UniCredito Italiano 1                         33,310                 1,025,919
------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.2%)
Enel                                          42,880                   378,465
------------------------------------------------------------------------------

INSURANCE (0.3%)
Unipol                                       175,300                   565,935
------------------------------------------------------------------------------

MEDIA (0.4%)
Mediaset                                      66,040                   749,054
------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.8%)
Eni                                           39,400                 1,208,319
Saras                                         29,700(b)                187,213
                                                                   -----------
Total                                                                1,395,532
------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                       SHARES                   VALUE(a)

JAPAN (21.7%)

AUTO COMPONENTS (0.2%)
Toyoda Gosei                                  19,900                  $416,609
------------------------------------------------------------------------------

AUTOMOBILES (1.7%)
Nissan Motor                                  91,700                   988,671
Toyota Motor                                  37,400                 1,977,006
                                                                   -----------
Total                                                                2,965,677
------------------------------------------------------------------------------

BUILDING PRODUCTS (0.3%)
JS Group                                      29,800                   612,169
------------------------------------------------------------------------------

CHEMICALS (0.2%)
Kuraray                                       35,800                   394,724
------------------------------------------------------------------------------

COMMERCIAL BANKS (3.3%)
77 Bank                                       80,400                   583,503
Mitsubishi UFJ
  Financial Group                                218                 3,080,599
Mitsui Trust Holdings                         17,900                   196,738
Shinsei Bank                                 130,000                   810,799
Sumitomo Mitsui
  Financial Group                                122                 1,298,325
                                                                   -----------
Total                                                                5,969,964
------------------------------------------------------------------------------

CONSUMER FINANCE (2.0%)
Aiful                                         14,154                   555,591
Credit Saison                                 35,700                 1,547,707
ORIX                                             940                   246,397
SFCG                                           1,710                   299,220
Takefuji                                      16,980                   832,411
                                                                   -----------
Total                                                                3,481,326
------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (1.6%)
Mabuchi Motor                                  6,500                   436,584
Nippon Electric Glass                         72,000                 1,607,816
TDK                                            9,300                   726,867
                                                                   -----------
Total                                                                2,771,267
------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.1%)
AEON                                          41,400                   966,024
Matsumotokiyoshi                              18,931                   435,955
Seiyu                                        314,000(b)                572,453
                                                                   -----------
Total                                                                1,974,432
------------------------------------------------------------------------------

FOOD PRODUCTS (0.2%)
Ajinomoto                                     34,100                   383,714
------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.6%)
Funai Electric                                 7,100                   639,768
Rinnai                                        17,800                   442,516
Sekisui Chemical                              95,400                   824,681
Sekisui House                                 62,600                   886,796
                                                                   -----------
Total                                                                2,793,761
------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.5%)
Kao                                           36,100                   938,398
------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (1.6%)
Fuji Photo Film                               40,600                 1,367,027
Sega Sammy Holdings                           46,541                 1,542,706
                                                                   -----------
Total                                                                2,909,733
------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)

ISSUER                                       SHARES                   VALUE(a)

JAPAN (CONT.)

MACHINERY (1.1%)
FANUC                                         10,339                  $862,184
Hino Motors                                  145,300                   821,305
Minebea                                       35,700                   181,552
                                                                   -----------
Total                                                                1,865,041
------------------------------------------------------------------------------

MEDIA (0.6%)
Dentsu                                           351                 1,031,813
------------------------------------------------------------------------------

OFFICE ELECTRONICS (0.9%)
Canon                                         13,006                   625,114
Ricoh                                         44,700                   900,706
                                                                   -----------
Total                                                                1,525,820
------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.2%)
Nippon Paper Group                                96                   382,694
------------------------------------------------------------------------------

PHARMACEUTICALS (0.4%)
Astellas Pharma                               19,000                   755,757
------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.6%)
Sumitomo Realty &
  Development                                 43,000                 1,068,999
------------------------------------------------------------------------------

ROAD & RAIL (0.8%)
Nippon Express                               268,900                 1,367,487
------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.8%)
Rohm                                          17,600                 1,496,860
------------------------------------------------------------------------------

SPECIALTY RETAIL (0.8%)
Yamada Denki                                  14,400                 1,400,558
------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (1.2%)
Marubeni                                     387,000                 2,055,853
------------------------------------------------------------------------------

MEXICO (3.0%)

BEVERAGES (0.2%)
Coca-Cola Femsa ADR                           14,300                   435,149
------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (1.0%)
CEMEX ADR                                     63,659(b)              1,802,823
------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.3%)
Telefonos de Mexico
  ADR Series L                                24,240                   568,186
------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (1.5%)
America Movil ADR Series L                    70,762                 2,531,864
------------------------------------------------------------------------------

NETHERLANDS (2.5%)

BEVERAGES (0.1%)
Heineken                                       3,937                   185,108
------------------------------------------------------------------------------

COMMERCIAL BANKS (0.5%)
ABN AMRO Holding                              31,505                   872,030
------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.6%)
Koninklijke Philips
  Electronics                                 31,210                 1,030,499
------------------------------------------------------------------------------

INSURANCE (0.4%)
Aegon                                         43,575                   739,700
------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.9%)
Royal Dutch Shell Series A                    46,287                 1,635,586
------------------------------------------------------------------------------


See accompanying notes to investments in securities.


------------------------------------------------------------------------------
2 RIVERSOURCE INTERNATIONAL EQUITY FUND -- PORTFOLIO HOLDINGS AT JULY 31, 2006

ISSUER                                       SHARES                   VALUE(a)

SINGAPORE (3.1%)

COMMERCIAL BANKS (2.6%)
DBS Group Holdings                           318,020                $3,647,526
United Overseas Bank                          96,800                   956,898
                                                                   -----------
Total                                                                4,604,424
------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.5%)
CapitaLand                                   311,000                   807,997
------------------------------------------------------------------------------

SOUTH AFRICA (0.8%)

COMMERCIAL BANKS (0.2%)
Nedbank Group                                 25,664                   408,109
------------------------------------------------------------------------------

METALS & MINING (0.6%)
Anglo American                                25,406                 1,060,583
------------------------------------------------------------------------------

SOUTH KOREA (1.7%)

DIVERSIFIED TELECOMMUNICATION SERVICES (0.3%)
KT ADR                                        20,900                   450,813
------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.2%)
Korea Electric Power ADR                      18,750                   358,875
------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.0%)
Samsung Electronics                            2,750                 1,750,418
------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.2%)
SK Telecom ADR                                16,380                   383,456
------------------------------------------------------------------------------

SPAIN (1.3%)

COMMERCIAL BANKS (0.3%)
Banco Santander
  Central Hispano                             36,080                   546,568
------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (--%)
Gamesa Tecnologica                               300                     6,399
------------------------------------------------------------------------------

GAS UTILITIES (0.3%)
Gas Natural SDG                               17,450                   563,240
------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.7%)
Repsol YPF                                    31,830                   894,443
Repsol YPF ADR                                 7,600                   214,852
                                                                   -----------
Total                                                                1,109,295
------------------------------------------------------------------------------

SWEDEN (1.5%)

COMMUNICATIONS EQUIPMENT (1.2%)
Telefonaktiebolaget LM
  Ericsson ADR                                68,561                 2,158,301
------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.3%)
Svenska Cellulosa Series B                    10,940                   459,370
------------------------------------------------------------------------------

SWITZERLAND (13.0%)

CAPITAL MARKETS (2.6%)
UBS                                           86,244                 4,691,667
------------------------------------------------------------------------------

CHEMICALS (4.1%)
Ciba Specialty Chemicals                      18,997                 1,051,187
Clariant                                      28,330(b)                386,726
Lonza Group                                   31,311                 2,125,647
Syngenta                                      24,653(b)              3,543,607
                                                                   -----------
Total                                                                7,107,167
------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)

ISSUER                                       SHARES                   VALUE(a)

SWITZERLAND (CONT.)

ELECTRICAL EQUIPMENT (1.2%)
ABB                                          169,824                $2,194,037
------------------------------------------------------------------------------

FOOD PRODUCTS (1.8%)
Nestle                                         9,981                 3,270,366
------------------------------------------------------------------------------

INSURANCE (0.7%)
Swiss Reinsurance                             16,245                 1,168,183
------------------------------------------------------------------------------

PHARMACEUTICALS (2.6%)
Novartis                                      21,600                 1,226,814
Roche Holding                                 19,493                 3,468,731
                                                                   -----------
Total                                                                4,695,545
------------------------------------------------------------------------------

TAIWAN (0.3%)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
United Microelectronics ADR                  171,640                   523,502
------------------------------------------------------------------------------

UNITED KINGDOM (18.2%)

AEROSPACE & DEFENSE (1.0%)
BAE Systems                                  259,553                 1,731,924
------------------------------------------------------------------------------

AUTO COMPONENTS (0.2%)
GKN                                           66,661                   323,102
------------------------------------------------------------------------------

BEVERAGES (1.6%)
Diageo                                       156,393                 2,748,764
------------------------------------------------------------------------------

CAPITAL MARKETS (0.8%)
Man Group                                     29,953                 1,372,921
------------------------------------------------------------------------------

COMMERCIAL BANKS (2.0%)
Barclays                                      36,216                   424,806
HBOS                                          45,890                   835,277
HSBC Holdings                                 56,337                 1,021,747
Royal Bank of
  Scotland Group                              45,321                 1,474,614
                                                                   -----------
Total                                                                3,756,444
------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.3%)
Rentokil Initial                             186,920                   571,699
------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.2%)
BT Group                                      74,957                   332,861
------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.6%)
Acergy                                        57,313(b)                978,038
------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.4%)
Alliance Boots                                13,846                   203,272
J Sainsbury                                   67,653                   444,795
                                                                   -----------
Total                                                                  648,067
------------------------------------------------------------------------------

FOOD PRODUCTS (1.0%)
Cadbury Schweppes                             49,110                   480,194
Unilever                                      53,925                 1,275,130
                                                                   -----------
Total                                                                1,755,324
------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (1.2%)
Reckitt Benckiser                             51,368                 2,060,903
------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)

ISSUER                                       SHARES                   VALUE(a)

UNITED KINGDOM (CONT.)

INDUSTRIAL CONGLOMERATES (0.4%)
Smiths Group                                  43,180                  $727,075
------------------------------------------------------------------------------

INSURANCE (--%)
Friends Provident                             13,430                    45,654
------------------------------------------------------------------------------

MEDIA (0.8%)
Reed Elsevier                                 88,140                   879,113
Trinity Mirror                                61,570                   515,202
                                                                   -----------
Total                                                                1,394,315
------------------------------------------------------------------------------

METALS & MINING (0.5%)
BHP Billiton                                  47,100                   892,050
------------------------------------------------------------------------------

MULTILINE RETAIL (0.2%)
Debenhams                                     94,810(b)                318,755
------------------------------------------------------------------------------

MULTI-UTILITIES (0.6%)
Centrica                                     183,600                 1,004,780
------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (2.7%)
BP                                           413,941                 4,986,878
------------------------------------------------------------------------------

PHARMACEUTICALS (2.3%)
GlaxoSmithKline                              156,179                 4,320,244
------------------------------------------------------------------------------

SPECIALTY RETAIL (0.6%)
Carphone Warehouse Group                     162,189                   833,833
Travis Perkins                                 6,050                   172,328
                                                                   -----------
Total                                                                1,006,161
------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.8%)
Vodafone Group                               548,367                 1,190,680
Vodafone Group Cl B                          626,706                   175,584
                                                                   -----------
Total                                                                1,366,264
------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $156,508,063)                                              $174,275,847
------------------------------------------------------------------------------

SHORT-TERM SECURITIES (1.2%)

ISSUER             EFFECTIVE                AMOUNT                   VALUE(a)
                     YIELD                PAYABLE AT
                                           MATURITY

COMMERCIAL PAPER
Chesham Finance LLC
  08-01-06           5.30%                $2,200,000                $2,199,676
------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $2,200,000)                                                  $2,199,676
------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $158,708,063)(d)                                           $176,475,523
==============================================================================

See accompanying notes to investments in securities.


------------------------------------------------------------------------------
3 RIVERSOURCE INTERNATIONAL EQUITY FUND -- PORTFOLIO HOLDINGS AT JULY 31, 2006

 NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated April 30, 2006.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars.

(d) At July 31, 2006, the cost of securities for federal income tax purposes was approximately $158,708,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                                        $21,937,000

    Unrealized depreciation                                         (4,169,000)
    ---------------------------------------------------------------------------
    Net unrealized appreciation                                    $17,768,000
    ---------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling
      1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


------------------------------------------------------------------------------
4 RIVERSOURCE INTERNATIONAL EQUITY FUND -- PORTFOLIO HOLDINGS AT JULY 31, 2006

                                                             S-6259-80 F (9/06)

                             PORTFOLIO HOLDINGS
                                     FOR
                          RIVERSOURCE INTERNATIONAL
                              SELECT VALUE FUND
                              AT JULY 31, 2006

INVESTMENTS IN SECURITIES

JULY 31, 2006 (UNAUDITED)
(Percentages represent value of investments compared to net assets)


COMMON STOCKS (96.6%)(c)

ISSUER                                    SHARES                     VALUE(a)

AUSTRALIA (0.4%)
TRANSPORTATION INFRASTRUCTURE
Macquarie Airports                       3,400,200                 $8,023,069
-------------------------------------------------------------------------------

AUSTRIA (0.9%)
OIL, GAS & CONSUMABLE FUELS
OMV                                        269,300                 16,517,779
-------------------------------------------------------------------------------

BELGIUM (2.1%)
COMMERCIAL BANKS (0.5%)
KBC Groep                                   85,300                  9,293,755
-------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (1.6%)
Fortis                                     824,300                 29,291,093
-------------------------------------------------------------------------------

BRAZIL (1.4%)
COMMERCIAL BANKS (0.2%)
UNIBANCO - Uniao de
  Bancos Brasileiros ADR                    52,900                  3,669,673
-------------------------------------------------------------------------------

METALS & MINING (0.6%)
Gerdau ADR                                 340,950                  5,308,592
Usinas Siderurgicas de
  Minas Gerais Series A                    158,200                  5,455,172
                                                                  -----------
Total                                                              10,763,764
-------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.6%)
Petroleo Brasileiro                        524,700                 10,831,738
-------------------------------------------------------------------------------

CANADA (3.2%)
COMMERCIAL BANKS (--%)
Bank of Nova Scotia                             --                         11
-------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.6%)
TELUS                                      270,400                 11,367,651
-------------------------------------------------------------------------------

INSURANCE (0.5%)
ING Canada                                 195,000                  9,354,415
-------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)

ISSUER                                    SHARES                     VALUE(a)

CANADA (CONT.)
METALS & MINING (1.3%)
IPSCO                                       85,000                 $8,021,391
Teck Cominco Cl B                          213,800                 14,155,061
                                                                  -----------
Total                                                              22,176,452
-------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.8%)
Canadian Natural
   Resources                               294,900                 15,666,481
-------------------------------------------------------------------------------

CHINA (0.4%)
OIL, GAS & CONSUMABLE FUELS
PetroChina Series H                      5,958,000                  6,755,554
-------------------------------------------------------------------------------

DENMARK (0.7%)
COMMERCIAL BANKS
Danske Bank                                324,200                 12,432,514
-------------------------------------------------------------------------------

FINLAND (0.4%)
INSURANCE
Sampo Series A                             436,600                  8,236,778
-------------------------------------------------------------------------------

FRANCE (13.8%)
AUTOMOBILES (2.0%)
Renault                                    345,700                 37,775,702
-------------------------------------------------------------------------------

CHEMICALS (--%)
Arkema                                      15,450(b)                 598,739
-------------------------------------------------------------------------------

COMMERCIAL BANKS (4.9%)
BNP Paribas                                392,630                 38,214,800
Credit Agricole                            556,536                 22,370,885
Societe Generale                           200,000                 29,837,744
                                                                  -----------
Total                                                              90,423,429
-------------------------------------------------------------------------------

INSURANCE (1.9%)
Assurances Generales
  de France                                285,300                 34,473,554
-------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                    SHARES                     VALUE(a)

FRANCE (CONT.)
METALS & MINING (1.0%)
Arcelor                                    345,980                $18,450,181
-------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (2.3%)
Total                                      618,000                 42,034,050
-------------------------------------------------------------------------------

PHARMACEUTICALS (1.7%)
Sanofi-Aventis                             340,426                 32,372,823
-------------------------------------------------------------------------------

GERMANY (12.2%)
AIRLINES (1.1%)
Deutsche Lufthansa                       1,070,000                 19,994,993
-------------------------------------------------------------------------------

AUTO COMPONENTS (1.8%)
Continental                                334,900                 34,221,441
-------------------------------------------------------------------------------

AUTOMOBILES (0.3%)
DaimlerChrysler                            111,400                  5,749,991
-------------------------------------------------------------------------------

ELECTRIC UTILITIES (2.1%)
E.ON                                       320,300                 38,612,691
-------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
EPCOS                                      297,300(b)               4,127,790
-------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.2%)
Fresenius Medical
  Care & Co                                 35,000                  4,193,378
-------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.3%)
TUI                                        301,600                  6,071,286
-------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.5%)
Siemens                                    107,000                  8,625,318
-------------------------------------------------------------------------------

INSURANCE (2.9%)
Allianz                                    127,800                 20,075,136
Munich Re Group                            235,800                 32,492,109
                                                                  -----------
Total                                                              52,567,245
-------------------------------------------------------------------------------






See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1   RIVERSOURCE INTERNATIONAL SELECT VALUE FUND -- PORTFOLIO HOLDINGS AT
    JULY 31, 2006

ISSUER                                    SHARES                     VALUE(a)

GERMANY (CONT.)
MACHINERY (1.2%)
MAN                                        311,200                $22,494,298
-------------------------------------------------------------------------------

MULTI-UTILITIES (1.6%)
RWE                                        334,370                 29,371,051
-------------------------------------------------------------------------------

HONG KONG (0.5%)
DIVERSIFIED TELECOMMUNICATION SERVICES (0.2%)
China Netcom Group
   Corp Hong Kong                        1,548,500                  2,822,013
-------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.3%)
Kerry Properties                         1,353,268                  4,458,701
Sino Land                                1,649,870                  2,781,670
                                                                  -----------
Total                                                               7,240,371
-------------------------------------------------------------------------------

HUNGARY (0.4%)
OIL, GAS & CONSUMABLE FUELS
MOL Magyar
   Olaj-es Gazipari                         62,100                  6,902,594
-------------------------------------------------------------------------------

INDIA (0.2%)
COMMERCIAL BANKS
State Bank of India GDR                     96,500                  4,125,375
-------------------------------------------------------------------------------

ITALY (4.1%)
COMMERCIAL BANKS (1.0%)
Banca Intesa                             3,105,875                 17,961,210
-------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.7%)
Buzzi Unicem                               570,781                 13,028,284
OIL, GAS & CONSUMABLE FUELS (2.4%)
Eni                                      1,465,000                 44,928,606
-------------------------------------------------------------------------------

JAPAN (25.4%)
AUTOMOBILES (3.9%)
Honda Motor                                598,800                 19,744,103
Nissan Motor                             1,384,300                 14,924,937
Toyota Motor                               713,500                 37,716,418
                                                                  -----------
Total                                                              72,385,458
-------------------------------------------------------------------------------

CHEMICALS (0.6%)
Mitsui Chemicals                         1,685,000                 10,582,693
-------------------------------------------------------------------------------

COMMERCIAL BANKS (2.6%)
Mitsubishi UFJ Financial Group                 666                  9,411,375
Sumitomo Mitsui Financial Group              3,581                 38,109,037
                                                                  -----------
Total                                                              47,520,412
-------------------------------------------------------------------------------

CONSUMER FINANCE (2.5%)
Aiful                                      101,025                  3,965,566
ORIX                                       147,000                 38,532,362
Promise                                     91,150                  4,086,802
                                                                  -----------
Total                                                              46,584,730
-------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (1.1%)
Nippon Telegraph
   & Telephone                               3,824                 19,980,601
-------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.8%)
Tokyo Electric Power                       570,100                 15,316,713
-------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                    SHARES                     VALUE(a)

JAPAN (CONT.)
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.0%)
Hitachi                                  1,390,000                 $8,899,686
Kyocera                                    109,600                  8,977,180
                                                                  -----------
Total                                                              17,876,866
-------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.2%)
UNY                                        296,000                  4,252,547
-------------------------------------------------------------------------------

GAS UTILITIES (0.6%)
Tokyo Gas                                2,122,000                 10,550,768
-------------------------------------------------------------------------------

HOUSEHOLD DURABLES (--%)
Sharp                                       41,000                    692,751
-------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.3%)
Sankyo                                      80,200                  4,400,367
Sega Sammy Holdings                         61,500                  2,038,555
                                                                  -----------
Total                                                               6,438,922
-------------------------------------------------------------------------------

MACHINERY (0.5%)
Sumitomo Heavy Inds                        972,000                  8,444,801
-------------------------------------------------------------------------------

MARINE (1.0%)
Mitsui OSK Lines                         2,874,000                 18,952,756
-------------------------------------------------------------------------------

METALS & MINING (3.7%)
JFE Holdings                               856,200                 34,206,176
Kobe Steel                               5,157,000                 15,564,567
Sumitomo Metal Inds                      4,790,000                 19,136,602
                                                                  -----------
Total                                                              68,907,345
-------------------------------------------------------------------------------

OFFICE ELECTRONICS (1.3%)
Canon                                      492,700                 23,680,888
-------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.3%)
Nippon Mining Holdings                     764,500                  6,468,641
-------------------------------------------------------------------------------

PHARMACEUTICALS (0.4%)
Takeda Pharmaceutical                      125,400                  8,094,557
-------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.6%)
Leopalace21                                298,600                 10,444,749
-------------------------------------------------------------------------------

ROAD & RAIL (0.8%)
East Japan Railway                           2,019                 15,022,741
-------------------------------------------------------------------------------

TOBACCO (1.5%)
Japan Tobacco                                7,230                 27,686,410
-------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (1.7%)
ITOCHU                                   2,071,000                 18,661,402
Mitsubishi                                 183,000                  3,751,308
Mitsui & Co                                582,000                  8,869,103
                                                                  -----------
Total                                                              31,281,813
-------------------------------------------------------------------------------

LUXEMBOURG (0.2%)
MEDIA
SES Global FDR                             317,200                  4,294,694
-------------------------------------------------------------------------------

NETHERLANDS (5.6%)
AEROSPACE & DEFENSE (1.2%)
European Aeronautic
   Defence and Space                       768,270                 22,128,581
-------------------------------------------------------------------------------

COMMERCIAL BANKS (0.4%)
ABN AMRO Holding                           288,504                  7,985,533
-------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                    SHARES                     VALUE(a)

NETHERLANDS (CONT.)
DIVERSIFIED FINANCIAL SERVICES (2.6%)
ING Groep                                1,136,124                $46,118,246
-------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.5%)
Koninklijke Philips
   Electronics                             305,500                 10,087,067
-------------------------------------------------------------------------------

MEDIA (0.6%)
Wolters Kluwer                             492,500                 11,600,062
-------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.3%)
Royal Dutch Shell Series A                 161,027                  5,691,163
-------------------------------------------------------------------------------

PHILIPPINE ISLANDS (0.2%)
DIVERSIFIED TELECOMMUNICATION SERVICES
Philippine Long
   Distance Telephone                       98,000                  3,940,559
-------------------------------------------------------------------------------

SINGAPORE (0.5%)
ELECTRONIC EQUIPMENT & INSTRUMENTS
Flextronics Intl                           788,300(b)               8,939,322
-------------------------------------------------------------------------------

SOUTH AFRICA (0.9%)
COMMERCIAL BANKS (0.1%)
Standard Bank Group                        243,000                  2,683,608
-------------------------------------------------------------------------------

FOOD PRODUCTS (0.1%)
Tiger Brands                               126,000                  2,732,003
-------------------------------------------------------------------------------

INSURANCE (0.3%)
Sanlam                                   2,371,000                  5,264,319
-------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.4%)
Sasol                                      163,400                  5,903,705
-------------------------------------------------------------------------------

SOUTH KOREA (1.4%)
AUTO COMPONENTS (0.2%)
Hyundai Mobis                               52,200                  4,339,070
-------------------------------------------------------------------------------

CHEMICALS (0.2%)
Honam Petrochemical                         66,000                  3,326,947
-------------------------------------------------------------------------------

COMMERCIAL BANKS (0.5%)
Industrial Bank of Korea                   194,500                  3,481,941
Kookmin Bank                                53,900                  4,706,093
                                                                  -----------
Total                                                               8,188,034
-------------------------------------------------------------------------------

METALS & MINING (0.3%)
POSCO                                       25,500                  6,220,163
-------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.2%)
Samsung Electronics                          6,700                  4,264,657
-------------------------------------------------------------------------------

SPAIN (2.8%)
ELECTRIC UTILITIES (1.0%)
Endesa                                     520,700                 17,797,821
-------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (1.4%)
Repsol YPF                                 974,500                 27,384,050
-------------------------------------------------------------------------------

TOBACCO (0.4%)
Altadis                                    140,400                  6,644,288
-------------------------------------------------------------------------------






See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2   RIVERSOURCE INTERNATIONAL SELECT VALUE FUND -- PORTFOLIO HOLDINGS AT
    JULY 31, 2006

ISSUER                                    SHARES                     VALUE(a)

SWEDEN (0.7%)
COMMERCIAL BANKS
Nordea Bank                                975,400                $12,219,410
-------------------------------------------------------------------------------

SWITZERLAND (2.6%)
CAPITAL MARKETS (1.1%)
Credit Suisse Group                        353,000                 19,776,834
-------------------------------------------------------------------------------

METALS & MINING (1.5%)
Xstrata                                    644,590                 27,655,092
-------------------------------------------------------------------------------

TAIWAN (1.4%)
COMPUTERS & PERIPHERALS (0.2%)
Compal Electronics                       4,886,000                  4,459,065
-------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.4%)
AU Optronics                             1,464,000                  2,110,419
Hon Hai Precision Industry                 747,000                  4,430,660
                                                                  -----------
Total                                                               6,541,079
-------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.8%)
Siliconware Precision Inds               3,800,000                  4,531,002
Taiwan Semiconductor Mfg                 3,854,222                  6,457,482
United Microelectronics                  8,000,000                  4,402,593
                                                                  -----------
Total                                                              15,391,077
-------------------------------------------------------------------------------

THAILAND (0.2%)
OIL, GAS & CONSUMABLE FUELS
PTT                                        540,800                  3,371,963
-------------------------------------------------------------------------------

UNITED KINGDOM (14.0%)
AEROSPACE & DEFENSE (0.8%)
BAE Systems                              2,082,100                 13,893,267
-------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)

ISSUER                                    SHARES                     VALUE(a)

UNITED KINGDOM (CONT.)
COMMERCIAL BANKS (3.4%)
Barclays                                 1,753,500                $20,568,185
HBOS                                     1,091,400                 19,865,356
Royal Bank of Scotland Group               701,500                 22,824,768
                                                                  -----------
Total                                                              63,258,309
-------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.9%)
J Sainsbury                              2,670,062                 17,554,747
-------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.1%)
Punch Taverns                              692,000                 11,374,160
Whitbread                                  353,940                  8,190,898
                                                                  -----------
Total                                                              19,565,058
-------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.1%)
George Wimpey                              813,000                  7,288,906
Persimmon                                  300,000                  7,172,355
Taylor Woodrow                             867,500                  5,577,942
                                                                  -----------
Total                                                              20,039,203
-------------------------------------------------------------------------------

INSURANCE (2.2%)
Aviva                                    1,861,192                 24,960,092
Friends Provident                        3,780,080                 12,849,994
Royal & SunAlliance Insurance Group      1,500,920                  3,749,574
                                                                  -----------
Total                                                              41,559,660
-------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.5%)
BP                                         767,500                  9,246,314
-------------------------------------------------------------------------------

PHARMACEUTICALS (0.8%)
AstraZeneca                                255,000                 15,569,894
-------------------------------------------------------------------------------

TOBACCO (1.8%)
British American Tobacco                 1,256,900                 33,876,428
-------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)

ISSUER                                    SHARES                     VALUE(a)

UNITED KINGDOM (CONT.)
WIRELESS TELECOMMUNICATION SERVICES (1.4%)
Vodafone Group                          10,132,850                $22,001,644
Vodafone Group Cl B                     11,580,400                  3,244,482
                                                                  -----------
Total                                                              25,246,126
-------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $1,314,465,711)                                         $1,789,471,720
-------------------------------------------------------------------------------

PREFERRED STOCKS (0.2%)(c)

ISSUER                                    SHARES                     VALUE(a)

SOUTH KOREA
Samsung Electronics                          8,800                 $4,187,186
-------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS
(Cost: $4,923,573)                                                 $4,187,186
-------------------------------------------------------------------------------

SHORT-TERM SECURITIES (2.2%)(e)

ISSUER                  EFFECTIVE         AMOUNT                     VALUE(a)
                          YIELD         PAYABLE AT
                                         MATURITY

COMMERCIAL PAPER (2.2%)
Chesham Finance LLC
   08-01-06               5.30%         $8,000,000                 $7,998,822
Ebury Finance LLC
   08-01-06               5.32           8,100,000                  8,098,803
   08-08-06               5.32           4,000,000                  3,995,280
Old Line Funding
   08-04-06               5.26          18,000,000(d)              17,989,480
Solitaire Funding LLC
   08-08-06               5.04           2,000,000(d)               1,997,762
-------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $40,085,977)                                               $40,080,147
-------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,359,475,261)(f)                                      $1,833,739,053
=============================================================================




See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3   RIVERSOURCE INTERNATIONAL SELECT VALUE FUND -- PORTFOLIO HOLDINGS AT
    JULY 31, 2006

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated April 30, 2006.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, the value of these securities amounted to $19,987,242 or 1.1% of net assets.

(e) Partially pledged as initial margin deposit on the following open stock index futures contracts:

    TYPE OF SECURITY                                                CONTRACTS
    ---------------------------------------------------------------------------
    PURCHASE CONTRACTS
    DJ Euro STOXX 50, Sept. 2006                                          585

(f) At July 31, 2006, the cost of securities for federal income tax purposes was approximately $1,359,475,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                                      $497,101,000
    Unrealized depreciation                                       (22,837,000)
    ---------------------------------------------------------------------------
    Net unrealized appreciation                                  $474,264,000
    ---------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------
4   RIVERSOURCE INTERNATIONAL SELECT VALUE FUND -- PORTFOLIO HOLDINGS AT
    JULY 31, 2006



                                                          S-6242-80 F (9/06)

                             PORTFOLIO HOLDINGS
                                     FOR
                  RIVERSOURCE INTERNATIONAL SMALL CAP FUND
                              AT JULY 31, 2006

INVESTMENTS IN SECURITIES

JULY 31, 2006 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (96.1%)(c)

ISSUER                                                SHARES          VALUE(a)

AUSTRALIA (1.7%)
AUTO COMPONENTS (0.1%)
Pacifica Group                                        88,600          $140,504
--------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.2%)
Downer EDI                                            27,200           156,076
Transpacific Inds Group                               37,150           182,148
                                                                   -----------
Total                                                                  338,224
--------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.2%)
United Group                                          14,850           161,092
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.2%)
Ramsay Health Care                                    23,800           168,110
--------------------------------------------------------------------------------

MEDIA (0.2%)
West Australian
  Newspapers Holdings                                 32,888           213,910
--------------------------------------------------------------------------------

METALS & MINING (0.2%)
Zinifex                                               22,050           178,216
--------------------------------------------------------------------------------

MULTILINE RETAIL (0.2%)
David Jones                                           89,600           207,300
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.2%)
Australian Worldwide
  Exploration                                         82,700(b)        212,244
--------------------------------------------------------------------------------

SPECIALTY RETAIL (0.2%)
JB Hi-Fi                                              42,400           157,541
--------------------------------------------------------------------------------

AUSTRIA (0.3%)
MACHINERY
Andritz                                                1,700           297,483
--------------------------------------------------------------------------------

BELGIUM (0.2%)
COMMUNICATIONS EQUIPMENT
Option                                                 7,300(b)        176,975
--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                                SHARES          VALUE(a)

CANADA (4.1%)
AEROSPACE & DEFENSE (0.5%)
CAE                                                   64,090          $490,037
--------------------------------------------------------------------------------

AUTO COMPONENTS (0.3%)
Linamar                                               23,210           289,484
--------------------------------------------------------------------------------

CAPITAL MARKETS (0.2%)
Canaccord Capital                                      9,800           168,228
--------------------------------------------------------------------------------

COMMERCIAL BANKS (0.2%)
Laurentian Bank of Canada                              7,300           196,486
--------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.1%)
Aastra Technologies                                  5,400(b)          142,196
--------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.9%)
Ensign Energy Services                                 8,400           184,290
Mullen Group Income Fund Unit                          5,900           141,333
Savanna Energy Services                                6,600(b)        137,391
Trican Well Service                                    7,200(b)        153,126
Trinidad Energy Services Income Trust Unit             9,200           146,543
Western Lakota Energy Services                        10,800(b)        143,294
                                                                   -----------
Total                                                                  905,977
--------------------------------------------------------------------------------

INSURANCE (0.4%)
Kingsway Financial Services                           20,600           366,004
--------------------------------------------------------------------------------

METALS & MINING (0.9%)
Breakwater Resources                                 136,700(b)        154,668
Constellation Copper                                  51,300(b)        115,179
EuroZinc Mining                                       82,900(b)        212,508
First Quantum Minerals                                 3,300           150,430
HudBay Minerals                                       16,000(b)        221,479
Major Drilling Group Int                              l7,500(b)        148,900
                                                                   -----------
Total                                                                1,003,164
--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                                SHARES          VALUE(a)

CANADA (CONT.)
OIL, GAS & CONSUMABLE FUELS (0.3%)
Horizon North Logistics                                1,698(b)         $5,343
Petrobank Energy & Resources                          18,900(b)        280,669
                                                                   -----------
Total                                                                  286,012
--------------------------------------------------------------------------------

SPECIALTY RETAIL (0.3%)
Forzani Group Cl A                                    11,700(b)        166,094
Reitmans (Canada) Cl A                                 9,300           161,124
                                                                   -----------
Total                                                                  327,218
--------------------------------------------------------------------------------

CHINA (0.5%)
COMMERCIAL SERVICES & SUPPLIES (0.3%)
Bio-Treat Technology                                 391,000           292,364
--------------------------------------------------------------------------------

FOOD PRODUCTS (0.2%)
Celestial Nutrifoods                                 235,000(b)        239,750
--------------------------------------------------------------------------------

DENMARK (3.1%)
BEVERAGES (0.9%)
Royal Unibrew                                          8,630           935,217
--------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.7%)
Bang & Olufsen Series B                                7,249           744,607
--------------------------------------------------------------------------------

INSURANCE (0.3%)
Alm. Brand                                             5,220(b)        281,500
--------------------------------------------------------------------------------

MACHINERY (0.2%)
NKT Holding                                            2,850           176,381
--------------------------------------------------------------------------------

ROAD & RAIL (1.0%)
DSV                                                    6,520         1,048,120
--------------------------------------------------------------------------------

FINLAND (2.4%)
CONSTRUCTION & ENGINEERING (1.0%)
YIT                                                   46,690         1,025,759
--------------------------------------------------------------------------------

FOOD PRODUCTS (0.2%)
HK Ruokatalo Group Series A                           16,650           201,612
--------------------------------------------------------------------------------

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1   RIVERSOURCE INTERNATIONAL SMALL CAP FUND -- PORTFOLIO HOLDINGS
    AT JULY 31, 2006

ISSUER                                                SHARES          VALUE(a)

FINLAND (CONT.)
MACHINERY (0.9%)
Cargotec Series B                                     22,480          $919,126
--------------------------------------------------------------------------------

METALS & MINING (0.3%)
Outokumpu                                             13,200           320,347
--------------------------------------------------------------------------------

FRANCE (6.7%)
COMMERCIAL SERVICES & SUPPLIES (0.2%)
Bacou-Dalloz                                           1,600           191,799
--------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.1%)
ALSTOM                                                 1,500(b)        130,189
--------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.8%)
Kaufman & Broad                                       14,270           797,617
--------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.2%)
Wendel Investissement                                  1,600           183,727
--------------------------------------------------------------------------------

INSURANCE (1.2%)
Euler Hermes                                          10,630         1,194,838
--------------------------------------------------------------------------------

IT SERVICES (1.8%)
Alten                                                 28,630(b)        883,145
ALTRAN Technologies                                   18,200(b)        215,963
Atos Origin                                            4,600(b)        213,460
Groupe Steria                                          9,380           439,346
                                                                   -----------
Total                                                                1,751,914
--------------------------------------------------------------------------------

MEDIA (0.2%)
Eutelsat Communications                               15,800(b)        244,194
--------------------------------------------------------------------------------

OFFICE ELECTRONICS (1.0%)
Neopost                                                9,450         1,029,009
--------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.6%)
Icade                                                 14,070(b)        650,393
--------------------------------------------------------------------------------

SOFTWARE (0.3%)
Gameloft                                              65,600(b)        346,894
--------------------------------------------------------------------------------

SPECIALTY RETAIL (0.3%)
Etam Developpement                                     4,300           290,822
--------------------------------------------------------------------------------

GERMANY (8.4%)
AIRLINES (0.2%)
Deutsche Lufthansa                                    10,850           202,753
--------------------------------------------------------------------------------

AUTO COMPONENTS (1.3%)
ElringKlinger                                         19,358           976,677
LEONI                                                  7,600           297,146
                                                                   -----------
Total                                                                1,273,823
--------------------------------------------------------------------------------

BUILDING PRODUCTS (1.0%)
Pfleiderer                                            43,739         1,033,555
--------------------------------------------------------------------------------

CHEMICALS (0.4%)
Lanxess                                               11,600(b)        434,277
--------------------------------------------------------------------------------

DISTRIBUTORS (0.3%)
Sixt                                                   5,160           270,885
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.6%)
Grenkeleasing                                         10,530           586,957
--------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.1%)
Nordex                                                 9,400(b)        137,716
--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                                SHARES          VALUE(a)

GERMANY (CONT.)
HEALTH CARE PROVIDERS & SERVICES (0.6%)
Celesio                                                8,600          $402,043
Fresenius Medical Care & Co                            1,750           209,669
                                                                   -----------
Total                                                                  611,712
--------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.8%)
Rational                                               3,639           630,794
SURTECO                                                5,184           207,717
                                                                   -----------
Total                                                                  838,511
--------------------------------------------------------------------------------

INSURANCE (0.4%)
AMB Generali Holding                                   3,150           437,354
--------------------------------------------------------------------------------

MACHINERY (0.6%)
Heidelberger Druckmaschinen                            3,800           156,727
WashTec                                               25,710(b)        446,945
                                                                   -----------
Total                                                                  603,672
--------------------------------------------------------------------------------

MEDIA (0.4%)
CTS Eventim                                           14,780           443,456
--------------------------------------------------------------------------------

METALS & MINING (0.4%)
ThyssenKrupp                                          11,800           412,977
--------------------------------------------------------------------------------

PHARMACEUTICALS (0.2%)
STADA Arzneimittel                                     4,400           200,414
--------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (--%)
Vivacon                                                  998(b)         23,812
--------------------------------------------------------------------------------

SPECIALTY RETAIL (1.1%)
Fielmann                                              10,980         1,070,090
--------------------------------------------------------------------------------

GREECE (2.6%)
CAPITAL MARKETS (0.6%)
Marfin Financial Group                                19,730           640,109
--------------------------------------------------------------------------------

COMMERCIAL BANKS (0.7%)
Piraeus Bank                                          32,201           806,155
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.5%)
Hellenic Exchanges                                    32,100           487,916
--------------------------------------------------------------------------------

FOOD PRODUCTS (0.3%)
Nirefs Aquaculture                                    64,460           278,292
--------------------------------------------------------------------------------

METALS & MINING (0.5%)
Aluminium of Greece                                   10,277           215,017
Mytilineos Holdings                                   10,540           260,639
                                                                   -----------
Total                                                                  475,656
--------------------------------------------------------------------------------

HONG KONG (2.2%)
COMMUNICATIONS EQUIPMENT (0.3%)
Vtech Holdings                                        62,000           346,710
--------------------------------------------------------------------------------

DISTRIBUTORS (0.4%)
Integrated Distribution
  Services Group                                     207,000           364,985
--------------------------------------------------------------------------------

FOOD PRODUCTS (0.2%)
Xiwang Sugar Holdings                                366,000           222,335
--------------------------------------------------------------------------------

MACHINERY (0.3%)
Singamas Container
  Holdings                                           392,000           269,913
--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                                SHARES          VALUE(a)

HONG KONG (CONT.)
PHARMACEUTICALS (--%)
Far East Pharmaceutical
  Technology                                       1,181,200(b,d,e)        $--
--------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (1.0%)
Far East Consortium Intl                             475,000           200,517
Great Eagle Holdings                                 109,937           387,685
Hang Lung Group                                      175,000           441,447
                                                                   -----------
Total                                                                1,029,649
--------------------------------------------------------------------------------

INDIA (0.3%)
MACHINERY
Tata Motors ADR                                       20,490           323,332
--------------------------------------------------------------------------------

IRELAND (2.2%)
FOOD PRODUCTS (0.7%)
IAWS Group                                            38,050           704,719
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.2%)
United Drug                                           37,100           162,540
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.7%)
Paddy Power                                           42,460           710,468
--------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.6%)
Grafton Group Unit                                    50,910(b)        656,777
--------------------------------------------------------------------------------

ISRAEL (0.4%)
ELECTRONIC EQUIPMENT & INSTRUMENTS
Orbotech                                              20,510(b)        442,196
--------------------------------------------------------------------------------

ITALY (3.3%)
AUTO COMPONENTS (0.5%)
Brembo                                                31,100           307,266
Sogefi                                                31,100           207,955
                                                                   -----------
Total                                                                  515,221
--------------------------------------------------------------------------------

COMMERCIAL BANKS (0.3%)
Banco Popolare di
  Verona e Novara                                     11,800           336,109
--------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.7%)
Digital Multimedia
  Technologies                                        11,940(b)        705,967
--------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.2%)
Trevi Finanziaria                                     19,200           155,606
--------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.3%)
Esprinet                                              16,900           292,495
--------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.2%)
Saipem                                                 8,900           205,078
--------------------------------------------------------------------------------

MACHINERY (0.2%)
Biesse                                                13,700           225,387
--------------------------------------------------------------------------------

SPECIALTY RETAIL (0.1%)
Gruppo Coin                                           18,500(b)         99,069
--------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.8%)
Tod's                                                 10,770           839,148
--------------------------------------------------------------------------------

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2   RIVERSOURCE INTERNATIONAL SMALL CAP FUND -- PORTFOLIO HOLDINGS
    AT JULY 31, 2006

ISSUER                                                SHARES          VALUE(a)

JAPAN (19.8%)
AIR FREIGHT & LOGISTICS (0.2%)
Kintetsu World Express                                 3,900           $82,158
SBS Holdings                                              25            71,746
                                                                   -----------
Total                                                                  153,904
--------------------------------------------------------------------------------

AUTO COMPONENTS (1.2%)
Exedy                                                 14,100           414,488
Nissin Kogyo                                          16,700           319,025
SHOWA                                                 10,900           183,315
TBK                                                   38,000           164,742
Teikoku Piston Ring                                   16,000           151,710
                                                                   -----------
Total                                                                1,233,280
--------------------------------------------------------------------------------

BEVERAGES (0.6%)
Asahi Soft Drinks                                     14,500           218,562
Oenon Holdings                                        93,000           358,566
                                                                   -----------
Total                                                                  577,128
--------------------------------------------------------------------------------

BUILDING PRODUCTS (0.5%)
Nichias                                               22,000           154,292
Nippon Sheet Glass                                    18,000            86,671
Nitto Boseki                                         111,000           290,475
                                                                   -----------
Total                                                                  531,438
--------------------------------------------------------------------------------

CAPITAL MARKETS (0.4%)
Asset Managers                                           123           255,356
Okasan Holdings                                       18,000           173,500
                                                                   -----------
Total                                                                  428,856
--------------------------------------------------------------------------------

CHEMICALS (1.4%)
Adeka                                                 12,000           136,811
Chugoku Marine Paints                                 28,000           141,661
Lintec                                                 8,500           212,797
Nifco                                                 14,400           280,112
Shin-Etsu Polymer                                     39,100           614,263
                                                                   -----------
Total                                                                1,385,644
--------------------------------------------------------------------------------

COMMERCIAL BANKS (0.2%)
Kagoshima Bank                                        13,000           103,306
Yamaguchi Bank                                         5,000            73,098
                                                                   -----------
Total                                                                  176,404
--------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.7%)
en-japan                                                  18            90,911
Fullcast                                                  55           163,119
Moshi Moshi Hotline                                    3,350           120,687
Park24                                                 6,200           173,604
Secom Techno Service                                   3,000           130,844
                                                                   -----------
Total                                                                  679,165
--------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.2%)
Melco Holdings                                         6,600           188,259
--------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.2%)
Kyowa Exeo                                            15,000           164,602
--------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.3%)
Sumitomo Osaka Cement                                100,500           300,693
--------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.2%)
Rengo                                                 30,500           223,482
--------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.1%)
Telepark                                                  51           107,659
--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                                SHARES          VALUE(a)

JAPAN (CONT.)
ELECTRIC UTILITIES (0.2%)
Okinawa Electric Power                                 3,100          $177,120
--------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.7%)
Hitachi Cable                                         60,000           285,241
Nippon Signal                                         36,000           317,794
Toyo Tanso                                             2,400           159,107
                                                                   -----------
Total                                                                  762,142
--------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (1.3%)
IRISO Electronics                                      1,400            45,918
Japan Aviation Electronics Industry                   14,000           193,929
Kaga Electronics                                       7,000           138,608
Osaki Electric                                        29,000           289,140
Star Micronics                                         8,000           148,290
Taiyo Yuden                                           12,000           158,897
Yaskawa Electric                                      33,000           381,987
                                                                   -----------
Total                                                                1,356,769
--------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.4%)
Modec                                                  5,000           104,894
Shinko Plantech                                       47,000           332,493
                                                                   -----------
Total                                                                  437,387
--------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.2%)
RyoShoku                                               6,000           164,341
--------------------------------------------------------------------------------

FOOD PRODUCTS (0.4%)
Kakiyasu Honten                                        7,000           122,121
Morinaga & Co                                            600             1,591
Nichirei                                              44,000           246,407
                                                                   -----------
Total                                                                  370,119
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.7%)
Miraca Holdings                                        4,500           122,470
NIPRO                                                 11,000           196,703
Sysmex                                                 5,200           238,591
TOPCON                                                 9,800           154,471
                                                                   -----------
Total                                                                  712,235
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.6%)
BML                                                   14,500           336,445
Toho Pharmaceutical                                   18,400           315,387
                                                                   -----------
Total                                                                  651,832
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.7%)
H.I.S.                                                 7,000           186,235
Kyoritsu Maintenance                                   4,400           132,415
Renaissance                                            2,800            53,733
Resorttrust                                            7,400           202,042
St. Marc Holdings                                      1,900           123,473
                                                                   -----------
Total                                                                  697,898
--------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.2%)
Joint                                                  8,300           225,890
--------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.1%)
Pigeon                                                 3,700            57,643
--------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.1%)
DeNA                                                      40(b)        112,352
--------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (0.1%)
Kakaku.com                                                26            84,595
--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                                SHARES          VALUE(a)

JAPAN (CONT.)
IT SERVICES (0.5%)
Hitachi Systems & Services                             5,000          $109,037
Obic                                                     870           184,792
Otsuka                                                 1,800           201,133
                                                                   -----------
Total                                                                  494,962
--------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.1%)
Daikoku Denki                                          4,900           144,897
--------------------------------------------------------------------------------

MACHINERY (1.4%)
Amano                                                  6,400            81,228
Harmonic Drive Systems                                    14            68,266
Japan Steel Works                                     28,000           172,680
Nabtesco                                              47,000           537,893
Okuma Holdings                                        17,000           170,979
OSG                                                    7,400           128,519
Takeuchi Mfg                                           8,000           368,458
                                                                   -----------
Total                                                                1,528,023
--------------------------------------------------------------------------------

MEDIA (0.2%)
Daiichikosho                                          16,000           195,255
--------------------------------------------------------------------------------

METALS & MINING (0.9%)
Daido Steel                                           49,000           371,432
Dowa Mining                                           39,000           351,082
Tokyo Steel Mfg                                        8,800           163,503
                                                                   -----------
Total                                                                  886,017
--------------------------------------------------------------------------------

MULTILINE RETAIL (0.3%)
Can Do                                                   183           155,639
Don Quijote                                            9,900           183,510
                                                                   -----------
Total                                                                  339,149
--------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.1%)
Milbon                                                 2,960           121,871
--------------------------------------------------------------------------------

PHARMACEUTICALS (0.5%)
Hisamitsu Pharmaceutical                               6,900           219,086
Nippon Chemiphar                                      12,000(b)         79,030
Tsumura & Co                                          10,000           259,944
                                                                   -----------
Total                                                                  558,060
--------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.7%)
Kenedix                                                   37           150,079
Leopalace21                                            6,700           234,360
Tosei                                                    359           282,778
                                                                   -----------
Total                                                                  667,217
--------------------------------------------------------------------------------

ROAD & RAIL (0.1%)
Sankyu                                                23,000           117,568
--------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.3%)
Disco                                                  2,800           153,140
Elpida Memory                                          2,001(b)         80,117
Japan Electronic Materials                             8,400           206,263
Lasertec                                              12,400           283,391
Micronics Japan                                        8,000           219,819
Mimasu Semiconductor Industry                         21,300           349,116
ULVAC                                                  4,500           138,957
                                                                   -----------
Total                                                                1,430,803
--------------------------------------------------------------------------------

SOFTWARE (0.1%)
Works Applications                                       110(b)         61,506
--------------------------------------------------------------------------------


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3   RIVERSOURCE INTERNATIONAL SMALL CAP FUND -- PORTFOLIO HOLDINGS
    AT JULY 31, 2006

ISSUER                                                SHARES          VALUE(a)

JAPAN (CONT.)
SPECIALTY RETAIL (0.8%)
Culture Convenience Club                              18,700          $187,261
Edion                                                  8,000           150,035
Kyoto Kimono Yuzen                                        28            42,987
Otsuka Kagu                                            5,500           175,113
USS                                                    3,560           236,630
                                                                   -----------
Total                                                                  792,026
--------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.3%)
Gunze                                                 46,000           256,804
--------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.4%)
Hitachi High-Technologies                              2,700            78,899
IBJ Leasing                                            7,300           180,526
UFJ Central Leasing                                    3,400           170,534
                                                                   -----------
Total                                                                  429,959
--------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.2%)
Okinawa Cellular Telephone                                68           185,066
--------------------------------------------------------------------------------

LIECHTENSTEIN (0.2%)
CAPITAL MARKETS
Verwaltungs & Privat Bank                                810           182,640
--------------------------------------------------------------------------------

LUXEMBOURG (0.6%)
COMMERCIAL SERVICES & SUPPLIES
Transcom WorldWide
  Series B SDR                                        57,779           561,421
--------------------------------------------------------------------------------

MALAYSIA (0.8%)
HOTELS, RESTAURANTS & LEISURE (0.5%)
Resorts World                                        144,300           446,004
--------------------------------------------------------------------------------

MULTI-UTILITIES (0.3%)
YTL                                                  260,700           349,406
--------------------------------------------------------------------------------

NETHERLANDS (4.7%)
COMMERCIAL SERVICES & SUPPLIES (0.4%)
Buhrmann                                              11,300           155,882
USG People                                             3,300           231,198
                                                                   -----------
Total                                                                  387,080
--------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (2.1%)
Arcadis                                               12,480           580,083
Imtech                                                11,441           564,962
Koninklijke BAM Groep                                 51,095         1,040,955
                                                                   -----------
Total                                                                2,186,000
--------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.5%)
Draka Holding                                         27,523(b)        499,203
--------------------------------------------------------------------------------

MACHINERY (0.5%)
Aalberts Inds                                          6,563           474,054
--------------------------------------------------------------------------------

MEDIA (0.3%)
Wolters Kluwer                                        12,000           282,641
--------------------------------------------------------------------------------

SPECIALTY RETAIL (0.5%)
Beter Bed Holding                                     11,250           244,715
Macintosh Retail Group                                 7,200           251,066
                                                                   -----------
Total                                                                  495,781
--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                               SHARES           VALUE(a)

NETHERLANDS (CONT.)
TRADING COMPANIES & DISTRIBUTORS (0.3%)
Hagemeyer                                            36,700(b)        $177,663
Univar                                                3,500            167,512
                                                                   -----------
Total                                                                  345,175
--------------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (0.1%)
Smit Intl                                             2,200            152,586
--------------------------------------------------------------------------------

NORWAY (5.1%)
AIRLINES (0.2%)
Norwegian Air Shuttle                                12,100(b)         185,345
--------------------------------------------------------------------------------

CAPITAL MARKETS (0.3%)
Acta Holding                                         72,000            263,286
--------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.6%)
Tandberg Television                                  42,060(b)         592,996
--------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (2.8%)
Aker Kvaerner                                        10,990          1,107,396
Petrojarl                                             2,548(b)          16,233
Petroleum Geo-Services                                2,548(b)         137,898
Petrolia Drilling                                   400,000(b)         205,428
Prosafe                                              12,159            721,280
Sevan Marine                                         92,760(b)         509,554
TGS NOPEC Geophysical                                13,800(b)         244,466
                                                                   -----------
Total                                                                2,942,255
--------------------------------------------------------------------------------

FOOD PRODUCTS (1.0%)
Cermaq                                               24,800            346,628
Leroy Seafood Group                                  11,200            228,441
Pan Fish                                            430,000(b)         475,913
                                                                   -----------
Total                                                                1,050,982
--------------------------------------------------------------------------------

MACHINERY (0.2%)
Aker Yards                                            2,620            182,672
--------------------------------------------------------------------------------

PHILIPPINE ISLANDS (0.3%)
REAL ESTATE MANAGEMENT & DEVELOPMENT
Megaworld                                         10,650,000           306,177
--------------------------------------------------------------------------------

SINGAPORE (1.5%)
FOOD & STAPLES RETAILING (0.2%)
Olam Intl                                            275,000           240,478
--------------------------------------------------------------------------------

FOOD PRODUCTS (--%)
Want Want Holdings                                       930             1,339
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.6%)
Parkway Holdings                                     335,000           543,438
--------------------------------------------------------------------------------

MACHINERY (0.7%)
Inter-Roller Engineering                             620,000           381,091
SembCorp Marine                                      132,000           279,374
                                                                   -----------
Total                                                                  660,465
--------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (--%)
Ascott Group                                          57,000            38,648
--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                                SHARES          VALUE(a)

SOUTH KOREA (1.5%)
AIRLINES (0.2%)
Korean Air Lines                                       4,740          $157,553
--------------------------------------------------------------------------------

CAPITAL MARKETS (0.3%)
Daishin Securities                                     7,530           138,349
Samsung Securities                                     2,526           136,984
                                                                   -----------
Total                                                                  275,333
--------------------------------------------------------------------------------

CHEMICALS (0.3%)
SSCP                                                  14,100(b)        286,369
--------------------------------------------------------------------------------

COMMERCIAL BANKS (0.2%)
Daegu Bank                                             9,620           173,728
--------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.2%)
GS Engineering &
  Construction                                         2,700           180,905
--------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.1%)
Woongjin Coway                                         5,850           131,062
--------------------------------------------------------------------------------

METALS & MINING (0.2%)
Korea Zinc                                             3,300           292,619
--------------------------------------------------------------------------------

PERSONAL PRODUCTS (--%)
AmorePacific                                              60(b)         25,188
--------------------------------------------------------------------------------

SPAIN (1.3%)
COMMERCIAL BANKS (0.7%)
Banco Pastor                                          46,080           601,529
--------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.1%)
Red Electrica de Espana                                3,600           133,534
--------------------------------------------------------------------------------

MACHINERY (0.5%)
Mecalux                                               17,170           548,281
--------------------------------------------------------------------------------

SWEDEN (5.6%)
BIOTECHNOLOGY (0.6%)
Q-Med                                                 47,540           593,912
--------------------------------------------------------------------------------

CAPITAL MARKETS (1.2%)
D Carnegie & Co                                       67,840         1,266,567
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.7%)
Elekta Series B                                       43,372           707,404
--------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (0.3%)
RaySearch Laboratories                                14,980(b)        296,310
--------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.5%)
JM                                                    33,000           485,557
--------------------------------------------------------------------------------

MACHINERY (0.1%)
Munters                                                2,500            85,542
--------------------------------------------------------------------------------

MEDIA (0.8%)
Modern Times Group
  Series B                                            15,880(b)        788,037
--------------------------------------------------------------------------------

METALS & MINING (0.4%)
Boliden                                               24,000           426,424
--------------------------------------------------------------------------------

SOFTWARE (0.3%)
Protect Data                                          27,050           349,197
--------------------------------------------------------------------------------

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
4   RIVERSOURCE INTERNATIONAL SMALL CAP FUND -- PORTFOLIO HOLDINGS
    AT JULY 31, 2006

ISSUER                                                SHARES          VALUE(a)

SWEDEN (CONT.)
SPECIALTY RETAIL (0.7%)
Nobia                                                 10,600          $356,075
RNB Retail and Brands                                 63,690           379,271
                                                                   -----------
Total                                                                  735,346
--------------------------------------------------------------------------------

SWITZERLAND (3.5%)
CAPITAL MARKETS (0.6%)
Bank Sarasin & Co Series B                               110           308,093
Compagnie Financiere  Tradition                        3,100           352,645
                                                                   -----------
Total                                                                  660,738
--------------------------------------------------------------------------------

COMMERCIAL BANKS (0.9%)
Banque Cantonale Vaudoise                              2,650           944,199
--------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.6%)
Holcim                                                 7,200           561,925
--------------------------------------------------------------------------------

INSURANCE (1.2%)
Baloise Holding                                        3,995           318,120
Helvetia Patria Holding                                1,450           412,367
Swiss Life Holding                                     1,650(b)        381,094
                                                                   -----------
Total                                                                1,111,581
--------------------------------------------------------------------------------

MACHINERY (--%)
Swisslog Holding                                      35,000(b)         37,824
--------------------------------------------------------------------------------

SPECIALTY RETAIL (0.2%)
Charles Voegele Holding
  Series A                                             3,600(b)        251,564
--------------------------------------------------------------------------------

TAIWAN (0.3%)
COMMUNICATIONS EQUIPMENT (0.1%)
D-Link                                               106,700           105,043
--------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.2%)
Pixart Imaging                                        38,000           200,410
--------------------------------------------------------------------------------

UNITED KINGDOM (12.5%)
AEROSPACE & DEFENSE (0.1%)
Radstone Technology                                   11,617            59,019
--------------------------------------------------------------------------------

AIRLINES (0.3%)
British Airways                                       41,900(b)        302,869
--------------------------------------------------------------------------------

CAPITAL MARKETS (0.1%)
New Star Asset
  Management Group                                    16,740(b)        111,623
--------------------------------------------------------------------------------

CHEMICALS (0.4%)
Elementis                                            143,850           223,007
Foseco                                                71,300           210,415
                                                                   -----------
Total                                                                  433,422
--------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.2%)
Regus Group                                           99,520(b)        180,307
--------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.5%)
Galliford Try                                        112,400           243,531
Kier Group                                             8,300           257,346
                                                                   -----------
Total                                                                  500,877
--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                                SHARES          VALUE(a)

UNITED KINGDOM (CONT.)
ELECTRIC UTILITIES (0.2%)
British Energy Group                                  13,700(b)       $187,822
--------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (--%)
Chloride Group                                        13,000            25,981
--------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.9%)
Abacus Group                                          48,200           135,042
Spectris                                              20,300           222,759
Wolfson Microelectronics                              71,050(b)        599,836
                                                                   -----------
Total                                                                  957,637
--------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.2%)
Alliance Boots                                        14,652           215,105
--------------------------------------------------------------------------------

FOOD PRODUCTS (0.5%)
Northern Foods                                       110,866           172,908
Premier Foods                                         62,780           375,527
                                                                   -----------
Total                                                                  548,435
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.7%)
First Choice Holidays                                 63,800           273,187
Gondola Holdings                                     104,790           653,728
Punch Taverns                                         45,660           750,497
                                                                   -----------
Total                                                                1,677,412
--------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.0%)
Barratt Developments                                  24,200           437,995
Bovis Homes Group                                      7,000           106,100
Persimmon                                             10,000           239,079
Wilson Bowden                                          8,600           253,314
                                                                   -----------
Total                                                                1,036,488
--------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
Intl Power                                            32,800           180,422
--------------------------------------------------------------------------------

INSURANCE (0.6%)
Benfield Group                                        27,517           185,284
Brit Insurance Holdings                               88,633           431,668
                                                                   -----------
Total                                                                  616,952
--------------------------------------------------------------------------------

IT SERVICES (0.4%)
Detica Group                                          76,650           369,729
--------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.2%)
Vitec Group                                           17,800           166,234
--------------------------------------------------------------------------------

MACHINERY (0.8%)
Bodycote Intl                                        148,945           630,818
Invensys                                             594,800(b)        205,529
                                                                   -----------
Total                                                                  836,347
--------------------------------------------------------------------------------

METALS & MINING (0.2%)
Vedanta Resources                                      9,800           241,619
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.8%)
Dana Petroleum                                        13,900(b)        299,088
Tullow Oil                                            36,900           271,724
Venture Production                                    16,800(b)        242,246
                                                                   -----------
Total                                                                  813,058
--------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.1%)
Countrywide                                           18,300           144,243
--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                                SHARES          VALUE(a)

UNITED KINGDOM (CONT.)
ROAD & RAIL (0.4%)
Helphire Group                                        63,600          $409,833
--------------------------------------------------------------------------------

SOFTWARE (0.9%)
NDS Group ADR                                         19,450(b)        920,763
--------------------------------------------------------------------------------

SPECIALTY RETAIL (0.7%)
Jessops                                              114,800           247,659
Lookers                                              113,000           278,601
Pendragon                                             17,850           189,873
                                                                   -----------
Total                                                                  716,133
--------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.5%)
Northern Rock                                         20,050           417,561
Paragon Group of Companies                            10,300           118,604
                                                                   -----------
Total                                                                  536,165
--------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.3%)
SIG                                                   15,300           265,198
--------------------------------------------------------------------------------

WATER UTILITIES (0.3%)
Northumbrian Water Group                              65,000           316,872
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $102,079,364)                                               $98,024,718
--------------------------------------------------------------------------------

PREFERRED STOCKS & OTHER (1.5%)(c)

ISSUER                                                SHARES          VALUE(a)

CANADA (--%)
Horizon North Logistics
  Warrants                                             1,194(b,e)       $1,319
--------------------------------------------------------------------------------

GERMANY (1.5%)
Fresenius                                              1,100          $180,870
Fuchs Petrolub                                         4,785           237,202
Hugo Boss                                             26,740         1,108,330
                                                                   -----------
Total                                                                1,526,402
--------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS & OTHER
(Cost: $1,467,053)                                                  $1,527,721
--------------------------------------------------------------------------------

SHORT-TERM SECURITIES (1.6%)

ISSUER                    EFFECTIVE                 AMOUNT            VALUE(a)
                            YIELD                 PAYABLE AT
                                                   MATURITY

COMMERCIAL PAPER
Ebury Finance LLC
   08-01-06                 5.32%                 $1,600,000        $1,599,764
--------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $1,600,000)                                                  $1,599,764
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $105,146,417)(f)                                           $101,152,203
================================================================================

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
5   RIVERSOURCE INTERNATIONAL SMALL CAP FUND -- PORTFOLIO HOLDINGS
    AT JULY 31, 2006

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated April 30, 2006.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars.

(d) Negligible market value.

(e) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at July 31, 2006, is as follows:

    SECURITY                                    ACQUISITION             COST
                                                   DATES
    ----------------------------------------------------------------------------
    Far East Pharmaceutical Technology     03-10-04 thru 06-08-04     $163,792
    Horizon North Logistics
      Warrants                                    06-02-06                  --

(f) At July 31, 2006, the cost of securities for federal income tax purposes was approximately $105,146,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                                       $ 5,338,000

    Unrealized depreciation                                        (9,332,000)
    ----------------------------------------------------------------------------
    Net unrealized depreciation                                   $(3,994,000)
    ----------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------
6   RIVERSOURCE INTERNATIONAL SMALL CAP FUND -- PORTFOLIO HOLDINGS
    AT JULY 31, 2006

                                                          S-6258-80 F (9/06)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              RiverSource International Managers Series, Inc.


By                        /s/  William F. Truscott
                          ------------------------
                               William F. Truscott
                               President and Principal Executive Officer

Date                           September 28, 2006



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By                        /s/  William F. Truscott
                          ------------------------
                               William F. Truscott
                               President and Principal Executive Officer

Date                           September 28, 2006



By                        /s/  Jeffrey P. Fox
                          -----------------------
                               Jeffrey P. Fox
                               Treasurer and Principal Financial Officer

Date                           September 28, 2006